UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2017

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.5%
Aerospace and Defense — 1.7%
Boeing Co. (The)	6,859	1,743,626
Curtiss-Wright Corp.	677	70,774
United Technologies Corp.	9,644	1,119,475
		2,933,875
Auto Components — 0.5%
Delphi Automotive plc	9,773	961,663
Automobiles — 0.6%
Ford Motor Co.	81,438	974,813
Banks — 3.4%
Bank of America Corp.	25,959	657,801
Citigroup, Inc.	6,321	459,790
East West Bancorp, Inc.	4,984	297,943
First Citizens BancShares, Inc., Class A	220	82,256
JPMorgan Chase & Co.	8,132	776,687
PNC Financial Services Group, Inc. (The)	2,389	321,966
SunTrust Banks, Inc.	16,624	993,616
U.S. Bancorp	21,953	1,176,461
Wells Fargo & Co.	22,379	1,234,202
		6,000,722
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	1,715	267,883
Coca-Cola Co. (The)	638	28,716
		296,599
Biotechnology — 3.1%
AbbVie, Inc.	18,201	1,617,341
Amgen, Inc.	8,165	1,522,364
Biogen, Inc.(1)	2,207	691,056
Celgene Corp.(1)	10,098	1,472,490
Gilead Sciences, Inc.	2,555	207,006
		5,510,257
Building Products — 0.3%
Owens Corning	5,885	455,205
Capital Markets — 1.4%
Affiliated Managers Group, Inc.	3,884	737,300
BlackRock, Inc.	1,149	513,706
Evercore, Inc., Class A	10,254	822,883
Moelis & Co., Class A	950	40,897
Nasdaq, Inc.	3,166	245,587
Stifel Financial Corp.	1,421	75,967
		2,436,340
Chemicals — 2.4%
Air Products & Chemicals, Inc.	6,432	972,647
Cabot Corp.	13,837	772,105

FMC Corp.	8,876	792,715
Huntsman Corp.	15,774	432,523
Monsanto Co.	2,180	261,208
PolyOne Corp.	1,294	51,799
PPG Industries, Inc.	8,732	948,819
		4,231,816
Commercial Services and Supplies — 0.3%
MSA Safety, Inc.	347	27,590
Waste Management, Inc.	5,577	436,512
		464,102
Communications Equipment — 0.9%
Cisco Systems, Inc.	48,077	1,616,830
Consumer Finance — 0.1%
OneMain Holdings, Inc.(1)	6,234	175,736
Diversified Consumer Services — 0.4%
H&R Block, Inc.	26,283	695,974
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	4,191	768,294
Leucadia National Corp.	29,842	753,511
		1,521,805
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	15,936	624,213
Verizon Communications, Inc.	2,458	121,647
		745,860
Electric Utilities — 0.5%
ALLETE, Inc.	891	68,865
FirstEnergy Corp.	25,601	789,279
Portland General Electric Co.	1,500	68,460
		926,604
Electrical Equipment — 0.5%
Eaton Corp. plc	11,889	912,956
Electronic Equipment, Instruments and Components — 0.1%
FLIR Systems, Inc.	2,693	104,785
Energy Equipment and Services — 0.3%
Baker Hughes a GE Co.	1,897	69,468
Dril-Quip, Inc.(1)	4,719	208,344
Halliburton Co.	4,742	218,274
TechnipFMC plc(1)	2,508	70,024
		566,110
Equity Real Estate Investment Trusts (REITs) — 0.8%
Gaming and Leisure Properties, Inc.	13,032	480,750
Potlatch Corp.	4,506	229,806
WP Carey, Inc.	11,653	785,296
		1,495,852
Food and Staples Retailing — 1.4%
CVS Health Corp.	14,724	1,197,356
Wal-Mart Stores, Inc.	3,645	284,820
Walgreens Boots Alliance, Inc.	13,485	1,041,312
		2,523,488

Food Products — 1.2%
Campbell Soup Co.	6,375	298,478
Conagra Brands, Inc.	25,738	868,400
Tyson Foods, Inc., Class A	13,089	922,120
		2,088,998
Gas Utilities — 0.2%
National Fuel Gas Co.	5,789	327,715
Health Care Equipment and Supplies — 2.2%
Cooper Cos., Inc. (The)	3,549	841,503
Globus Medical, Inc., Class A(1)	2,220	65,978
Intuitive Surgical, Inc.(1)	458	479,013
LivaNova plc(1)	2,421	169,615
Masimo Corp.(1)	1,291	111,749
Medtronic plc	15,319	1,191,359
Teleflex, Inc.	398	96,304
Varian Medical Systems, Inc.(1)	376	37,623
Zimmer Biomet Holdings, Inc.	7,731	905,223
		3,898,367
Health Care Providers and Services — 1.9%
Cigna Corp.	5,686	1,062,941
Humana, Inc.	2,797	681,433
UnitedHealth Group, Inc.	8,775	1,718,584
		3,462,958
Hotels, Restaurants and Leisure — 1.3%
Carnival Corp.	13,694	884,222
Las Vegas Sands Corp.	9,211	590,978
Royal Caribbean Cruises Ltd.	7,656	907,542
		2,382,742
Household Durables — 0.3%
Garmin Ltd.	5,627	303,689
NVR, Inc.(1)	91	259,805
		563,494
Household Products — 0.9%
Kimberly-Clark Corp.	6,972	820,465
Procter & Gamble Co. (The)	3,494	317,884
Spectrum Brands Holdings, Inc.	3,720	394,022
		1,532,371
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	52,216	575,420
Industrial Conglomerates — 1.4%
3M Co.	1,656	347,594
Carlisle Cos., Inc.	6,079	609,663
General Electric Co.	12,975	313,736
Honeywell International, Inc.	9,193	1,303,016
		2,574,009
Insurance — 1.2%
Allstate Corp. (The)	10,405	956,323
Assurant, Inc.	1,921	183,494
Everest Re Group Ltd.	1,056	241,180

Hanover Insurance Group, Inc. (The)	2,079	201,517
Loews Corp.	3,460	165,596
Travelers Cos., Inc. (The)	3,752	459,695
		2,207,805
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	2,696	2,591,800
Expedia, Inc.	3,479	500,767
Priceline Group, Inc. (The)(1)	411	752,467
		3,845,034
Internet Software and Services — 3.6%
Alphabet, Inc., Class A(1)	3,770	3,670,925
Facebook, Inc., Class A(1)	16,151	2,759,721
		6,430,646
IT Services — 1.4%
Amdocs Ltd.	1,449	93,200
Fidelity National Information Services, Inc.	3,132	292,497
International Business Machines Corp.	9,273	1,345,327
Total System Services, Inc.	11,483	752,136
		2,483,160
Leisure Products — 0.4%
Brunswick Corp.	12,542	701,976
Life Sciences Tools and Services — 0.3%
Waters Corp.(1)	2,651	475,908
Machinery — 1.9%
Barnes Group, Inc.	1,019	71,778
Cummins, Inc.	5,595	940,128
Donaldson Co., Inc.	2,124	97,577
Oshkosh Corp.	10,042	828,867
Parker-Hannifin Corp.	2,894	506,508
Snap-on, Inc.	2,224	331,398
Toro Co. (The)	9,225	572,503
		3,348,759
Media — 0.5%
AMC Networks, Inc., Class A(1)	3,003	175,585
Madison Square Garden Co. (The)(1)	482	103,196
MSG Networks, Inc., Class A(1)	8,419	178,483
Time Warner, Inc.	3,740	383,163
		840,427
Metals and Mining — 0.5%
Barrick Gold Corp.	14,410	231,857
Nucor Corp.	13,187	738,999
		970,856
Oil, Gas and Consumable Fuels — 1.9%
Chevron Corp.	1,904	223,720
Devon Energy Corp.	1,520	55,799
Exxon Mobil Corp.	30,392	2,491,536
HollyFrontier Corp.	11,873	427,072
Phillips 66	548	50,202

Valero Energy Corp.	1,708	131,397
		3,379,726
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	4,208	258,708
Pharmaceuticals — 2.9%
Eli Lilly & Co.	6,292	538,218
Johnson & Johnson	8,623	1,121,076
Merck & Co., Inc.	25,472	1,630,972
Pfizer, Inc.	51,238	1,829,197
		5,119,463
Professional Services — 0.1%
ManpowerGroup, Inc.	2,008	236,583
Real Estate Management and Development — 0.3%
Realogy Holdings Corp.	16,749	551,880
Road and Rail — 0.7%
Union Pacific Corp.	10,822	1,255,027
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	24,377	1,269,798
Broadcom Ltd.	3,341	810,326
Intel Corp.	44,563	1,696,959
Lam Research Corp.	6,025	1,114,866
QUALCOMM, Inc.	1,381	71,591
Texas Instruments, Inc.	13,939	1,249,492
		6,213,032
Software — 4.2%
Activision Blizzard, Inc.	13,350	861,208
Adobe Systems, Inc.(1)	7,426	1,107,811
Electronic Arts, Inc.(1)	1,331	157,138
Intuit, Inc.	5,085	722,782
Microsoft Corp.	39,919	2,973,566
Oracle Corp. (New York)	22,856	1,105,088
Synopsys, Inc.(1)	1,593	128,284
VMware, Inc., Class A(1)	4,307	470,281
		7,526,158
Specialty Retail — 1.4%
Aaron's, Inc.	2,847	124,214
Best Buy Co., Inc.	15,482	881,855
Lowe's Cos., Inc.	13,451	1,075,273
Williams-Sonoma, Inc.	6,706	334,361
		2,415,703
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	21,888	3,373,378
Western Digital Corp.	814	70,330
		3,443,708
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	21,483	870,062
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	1,162	161,216
TOTAL COMMON STOCKS (Cost $84,085,451)		105,693,303

U.S. TREASURY SECURITIES — 14.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	750,000	846,592
U.S. Treasury Bonds, 4.375%, 11/15/39	310,000	394,390
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	211,527
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	517,041
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	641,393
U.S. Treasury Bonds, 2.875%, 5/15/43	350,000	352,659
U.S. Treasury Bonds, 3.75%, 11/15/43	100,000	117,160
U.S. Treasury Bonds, 3.125%, 8/15/44	220,000	231,988
U.S. Treasury Bonds, 3.00%, 11/15/44	280,000	288,406
U.S. Treasury Bonds, 2.50%, 2/15/45	1,360,000	1,267,988
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	102,926
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	102,867
U.S. Treasury Notes, 1.00%, 3/15/18	1,950,000	1,948,255
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	85,672
U.S. Treasury Notes, 1.375%, 7/31/18	1,200,000	1,200,469
U.S. Treasury Notes, 1.375%, 9/30/18	1,100,000	1,100,086
U.S. Treasury Notes, 1.00%, 11/30/18	500,000	497,774
U.S. Treasury Notes, 1.125%, 1/31/19	2,600,000	2,590,250
U.S. Treasury Notes, 1.625%, 7/31/19	1,150,000	1,153,369
U.S. Treasury Notes, 1.50%, 10/31/19(2)	150,000	150,003
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	449,947
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	149,370
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	199,066
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	198,992
U.S. Treasury Notes, 1.50%, 5/15/20	4,050,000	4,041,615
U.S. Treasury Notes, 1.50%, 5/31/20	1,000,000	997,754
U.S. Treasury Notes, 1.50%, 8/15/20	200,000	199,387
U.S. Treasury Notes, 1.125%, 8/31/21	250,000	243,618
U.S. Treasury Notes, 1.875%, 1/31/22	1,560,000	1,560,457
U.S. Treasury Notes, 1.875%, 4/30/22	1,050,000	1,048,831
U.S. Treasury Notes, 1.375%, 6/30/23	1,640,000	1,580,999
U.S. Treasury Notes, 1.25%, 7/31/23	640,000	612,050
TOTAL U.S. TREASURY SECURITIES (Cost $25,083,278)		25,082,901
CORPORATE BONDS — 11.4%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	30,000	29,868
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	31,481
Lockheed Martin Corp., 3.55%, 1/15/26	60,000	62,189
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	19,584
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	20,790
United Technologies Corp., 6.05%, 6/1/36	20,000	25,363
United Technologies Corp., 5.70%, 4/15/40	20,000	24,870
United Technologies Corp., 3.75%, 11/1/46	20,000	19,325
		233,470
Auto Components†
Tenneco, Inc., 5.00%, 7/15/26	20,000	20,550
Automobiles — 0.4%
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,119

Ford Motor Co., 4.35%, 12/8/26	80,000	83,287
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	200,000	201,839
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	55,650
General Motors Co., 5.15%, 4/1/38	30,000	30,841
General Motors Financial Co., Inc., 3.25%, 5/15/18	60,000	60,546
General Motors Financial Co., Inc., 3.10%, 1/15/19	10,000	10,144
General Motors Financial Co., Inc., 3.20%, 7/6/21	20,000	20,364
General Motors Financial Co., Inc., 5.25%, 3/1/26	125,000	135,873
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	30,000	30,600
		649,263
Banks — 1.7%
Bank of America Corp., 4.10%, 7/24/23	30,000	31,975
Bank of America Corp., MTN, 5.625%, 7/1/20	80,000	87,149
Bank of America Corp., MTN, 4.00%, 4/1/24	70,000	73,992
Bank of America Corp., MTN, 4.20%, 8/26/24	80,000	84,150
Bank of America Corp., MTN, 4.00%, 1/22/25	230,000	238,147
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	58,148
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(8)	20,000	21,714
Branch Banking & Trust Co., 3.625%, 9/16/25	17,000	17,695
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	21,083
Capital One Financial Corp., 4.20%, 10/29/25	200,000	205,794
Citigroup, Inc., 2.90%, 12/8/21	30,000	30,391
Citigroup, Inc., 2.75%, 4/25/22	90,000	90,308
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,970
Citigroup, Inc., 3.20%, 10/21/26	230,000	226,867
Citigroup, Inc., 4.45%, 9/29/27	130,000	137,642
Cooperatieve Rabobank UA, 3.875%, 2/8/22	80,000	84,838
Fifth Third Bancorp, 4.30%, 1/16/24	95,000	100,738
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	39,647
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	60,616
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	172,788
JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	144,631
JPMorgan Chase & Co., 3.875%, 9/10/24	105,000	109,357
JPMorgan Chase & Co., 3.125%, 1/23/25	145,000	146,225
JPMorgan Chase & Co., 4.95%, 6/1/45	20,000	22,797
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(8)	20,000	20,198
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(8)	60,000	60,488
KeyCorp, MTN, 2.30%, 12/13/18	40,000	40,222
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22	50,000	49,768
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	42,557
Regions Financial Corp., 2.75%, 8/14/22	30,000	29,973
Royal Bank of Canada, MTN, 2.125%, 3/2/20	90,000	90,410
U.S. Bancorp, MTN, 3.00%, 3/15/22	20,000	20,619
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	52,043
Wells Fargo & Co., 3.07%, 1/24/23	40,000	40,699
Wells Fargo & Co., 4.125%, 8/15/23	180,000	190,636
Wells Fargo & Co., MTN, 2.60%, 7/22/20	40,000	40,570
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	83,213
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	26,796

Wells Fargo & Co., MTN, 4.75%, 12/7/46	30,000	32,997
		3,048,851
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	205,000	212,722
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	110,000	113,952
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	75,000	85,698
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	40,000	42,973
Constellation Brands, Inc., 4.75%, 12/1/25	60,000	65,596
Molson Coors Brewing Co., 3.00%, 7/15/26	65,000	63,310
		584,251
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	190,000	192,866
AbbVie, Inc., 3.60%, 5/14/25	30,000	31,143
AbbVie, Inc., 4.40%, 11/6/42	30,000	31,518
Amgen, Inc., 2.65%, 5/11/22	200,000	201,789
Amgen, Inc., 4.66%, 6/15/51	46,000	50,643
Biogen, Inc., 2.90%, 9/15/20	90,000	92,340
Biogen, Inc., 3.625%, 9/15/22	70,000	73,512
Celgene Corp., 3.25%, 8/15/22	30,000	30,987
Celgene Corp., 3.625%, 5/15/24	60,000	62,577
Celgene Corp., 3.875%, 8/15/25	70,000	73,954
Celgene Corp., 5.00%, 8/15/45	10,000	11,342
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	54,113
Gilead Sciences, Inc., 3.65%, 3/1/26	135,000	141,063
		1,047,847
Building Products†
Masco Corp., 4.45%, 4/1/25	50,000	53,620
Capital Markets†
Jefferies Group LLC, 4.85%, 1/15/27	40,000	42,047
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	30,000	31,763
Dow Chemical Co. (The), 4.375%, 11/15/42	50,000	51,012
Eastman Chemical Co., 3.60%, 8/15/22	15,000	15,618
Ecolab, Inc., 4.35%, 12/8/21	50,000	54,118
Sherwin-Williams Co. (The), 3.45%, 6/1/27	30,000	30,187
		182,698
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	50,000	52,164
Waste Management, Inc., 4.10%, 3/1/45	70,000	74,219
		126,383
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	26,382
CommScope Technologies LLC, 5.00%, 3/15/27(3)	30,000	30,150
		56,532
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	31,861
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	20,000	19,997
American Express Credit Corp., MTN, 2.20%, 3/3/20	75,000	75,446

American Express Credit Corp., MTN, 2.60%, 9/14/20	65,000	66,062
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	39,953
American Express Credit Corp., MTN, 3.30%, 5/3/27	30,000	30,307
CIT Group, Inc., 5.00%, 8/15/22	50,000	54,235
Equifax, Inc., 3.30%, 12/15/22	—	—
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	20,000	21,225
Synchrony Financial, 2.60%, 1/15/19	20,000	20,132
Synchrony Financial, 3.00%, 8/15/19	10,000	10,167
Visa, Inc., 2.75%, 9/15/27	40,000	39,321
		376,845
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	30,000	30,787
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	50,000	52,750
WestRock RKT Co., 4.00%, 3/1/23	40,000	42,168
		125,705
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,721
George Washington University (The), 3.55%, 9/15/46	15,000	14,223
		33,944
Diversified Financial Services — 1.2%
Ally Financial, Inc., 3.50%, 1/27/19	20,000	20,350
Ally Financial, Inc., 4.625%, 3/30/25	20,000	21,050
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	255,156
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	201,987
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	221,036
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	33,686
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	294,396
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	20,000	20,879
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	30,000	30,110
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	11,468
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	40,000	44,847
HSBC Holdings plc, 2.95%, 5/25/21	200,000	203,170
Morgan Stanley, 2.75%, 5/19/22	310,000	311,370
Morgan Stanley, 4.375%, 1/22/47	20,000	21,332
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	85,474
Morgan Stanley, MTN, 3.70%, 10/23/24	40,000	41,464
Morgan Stanley, MTN, 4.00%, 7/23/25	160,000	168,791
S&P Global, Inc., 3.30%, 8/14/20	10,000	10,263
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	200,000	204,930
		2,201,759
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	40,000	43,215
AT&T, Inc., 3.60%, 2/17/23	30,000	30,893
AT&T, Inc., 3.40%, 5/15/25	200,000	197,127
AT&T, Inc., 3.90%, 8/14/27	130,000	130,412
AT&T, Inc., 6.55%, 2/15/39	42,000	50,801
AT&T, Inc., 4.75%, 5/15/46	40,000	38,660
AT&T, Inc., 5.15%, 2/14/50	20,000	20,232
British Telecommunications plc, 5.95%, 1/15/18	40,000	40,488

CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	31,575
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	151,989
Frontier Communications Corp., 8.50%, 4/15/20	8,000	7,780
Orange SA, 4.125%, 9/14/21	40,000	42,731
Telefonica Emisiones SAU, 5.46%, 2/16/21	55,000	60,293
Verizon Communications, Inc., 2.45%, 11/1/22	40,000	39,729
Verizon Communications, Inc., 2.625%, 8/15/26	95,000	89,140
Verizon Communications, Inc., 4.125%, 3/16/27	50,000	52,282
Verizon Communications, Inc., 4.86%, 8/21/46	47,000	48,016
Verizon Communications, Inc., 5.01%, 8/21/54	21,000	21,173
		1,096,536
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(3)	20,000	19,973
Energy Equipment and Services†
Halliburton Co., 3.80%, 11/15/25	30,000	30,933
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	21,570
American Tower Corp., 3.375%, 10/15/26	40,000	39,599
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	10,000	10,109
Boston Properties LP, 3.65%, 2/1/26	30,000	30,624
Crown Castle International Corp., 5.25%, 1/15/23	30,000	33,238
Crown Castle International Corp., 4.45%, 2/15/26	60,000	63,620
Essex Portfolio LP, 3.625%, 8/15/22	30,000	31,050
Essex Portfolio LP, 3.25%, 5/1/23	10,000	10,122
Hospitality Properties Trust, 4.65%, 3/15/24	30,000	31,433
Hudson Pacific Properties LP, 3.95%, 11/1/27(4)	30,000	29,936
Kilroy Realty LP, 3.80%, 1/15/23	30,000	30,927
Kilroy Realty LP, 4.375%, 10/1/25	20,000	21,041
Kimco Realty Corp., 2.80%, 10/1/26	40,000	37,596
Simon Property Group LP, 3.25%, 11/30/26	20,000	19,925
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,858
VEREIT Operating Partnership LP, 4.125%, 6/1/21	40,000	41,843
Welltower, Inc., 3.75%, 3/15/23	50,000	52,090
		525,581
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	40,000	41,643
CVS Health Corp., 2.75%, 12/1/22	35,000	35,110
CVS Health Corp., 5.125%, 7/20/45	20,000	23,077
Kroger Co. (The), 3.30%, 1/15/21	50,000	51,284
Kroger Co. (The), 3.70%, 8/1/27	20,000	19,827
Kroger Co. (The), 3.875%, 10/15/46	20,000	17,461
Sysco Corp., 3.30%, 7/15/26	10,000	10,100
Target Corp., 2.50%, 4/15/26	40,000	38,398
Wal-Mart Stores, Inc., 4.30%, 4/22/44	80,000	89,077
		325,977
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	30,000	30,938
Kraft Heinz Foods Co., 5.20%, 7/15/45	20,000	21,979
Kraft Heinz Foods Co., 4.375%, 6/1/46	20,000	19,679

Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	40,000	41,900
		114,496
Gas Utilities — 0.6%
Boardwalk Pipelines LP, 4.45%, 7/15/27	20,000	20,395
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	30,749
Enbridge, Inc., 4.00%, 10/1/23	20,000	21,056
Enbridge, Inc., 4.50%, 6/10/44	20,000	20,183
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33,937
Energy Transfer LP, 4.15%, 10/1/20	40,000	41,796
Energy Transfer LP, 3.60%, 2/1/23	30,000	30,534
Energy Transfer LP, 4.90%, 3/15/35	20,000	19,923
Energy Transfer LP, 6.50%, 2/1/42	20,000	22,690
Enterprise Products Operating LLC, 5.20%, 9/1/20	70,000	75,982
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	86,172
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18(8)	20,000	20,300
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	32,815
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	48,498
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	57,133
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	10,819
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	21,501
MPLX LP, 4.875%, 6/1/25	70,000	75,155
MPLX LP, 5.20%, 3/1/47	10,000	10,504
ONEOK, Inc., 4.00%, 7/13/27	45,000	45,628
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	40,241
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	120,000	132,531
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	40,366
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	45,000	44,708
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	20,000
Williams Partners LP, 4.125%, 11/15/20	30,000	31,427
Williams Partners LP, 5.10%, 9/15/45	40,000	42,179
		1,077,222
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	10,000	10,028
Abbott Laboratories, 3.75%, 11/30/26	100,000	102,762
Becton Dickinson and Co., 3.73%, 12/15/24	50,000	51,134
Becton Dickinson and Co., 3.70%, 6/6/27	20,000	20,197
Medtronic, Inc., 2.50%, 3/15/20	20,000	20,307
Medtronic, Inc., 3.50%, 3/15/25	90,000	93,921
Medtronic, Inc., 4.375%, 3/15/35	40,000	44,094
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	26,106
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	9,314
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	19,604
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	23,714
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	20,208
		441,389
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,269
Cardinal Health, Inc., 1.95%, 6/14/19	85,000	85,113
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	30,702

Express Scripts Holding Co., 3.40%, 3/1/27	50,000	49,369
HCA, Inc., 3.75%, 3/15/19	60,000	61,425
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	15,198
Kaiser Foundation Hospitals, 4.15%, 5/1/47	20,000	21,468
Mylan NV, 3.95%, 6/15/26	20,000	20,391
Northwell Healthcare, Inc., 4.26%, 11/1/47	20,000	20,156
NYU Hospitals Center, 4.43%, 7/1/42	20,000	20,980
Tenet Healthcare Corp., 4.625%, 7/15/24(3)	31,000	30,729
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	30,784
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	76,742
UnitedHealth Group, Inc., 3.75%, 7/15/25	40,000	42,476
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	34,787
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,750
		591,339
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(3)	30,000	32,175
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	25,000	25,563
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	41,109
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	63,743
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	33,281
		195,871
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	40,076
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	39,827
Lennar Corp., 4.75%, 12/15/17	30,000	30,075
Lennar Corp., 4.75%, 4/1/21	30,000	31,687
M.D.C. Holdings, Inc., 5.50%, 1/15/24	20,000	21,644
Newell Brands, Inc., 4.20%, 4/1/26	35,000	36,881
Newell Brands, Inc., 5.50%, 4/1/46	40,000	47,395
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	32,662
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	10,000	10,263
		290,510
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	20,000	20,864
General Electric Co., 2.70%, 10/9/22	70,000	71,353
General Electric Co., 4.125%, 10/9/42	30,000	31,704
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	30,000	30,991
		154,912
Insurance — 0.4%
American International Group, Inc., 4.125%, 2/15/24	105,000	111,626
American International Group, Inc., 4.50%, 7/16/44	20,000	21,069
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	51,697
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	55,986
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	40,669
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	20,519
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	10,000	12,548
International Lease Finance Corp., 6.25%, 5/15/19	120,000	127,583
Markel Corp., 4.90%, 7/1/22	40,000	43,702
Markel Corp., 3.625%, 3/30/23	10,000	10,298

MetLife, Inc., 4.125%, 8/13/42	40,000	41,272
MetLife, Inc., 4.875%, 11/13/43	20,000	22,726
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,257
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	65,208
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	48,840
Voya Financial, Inc., 5.70%, 7/15/43	20,000	23,414
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,602
WR Berkley Corp., 4.75%, 8/1/44	10,000	10,386
		739,402
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(3)	80,000	80,474
Amazon.com, Inc., 3.875%, 8/22/37(3)	20,000	20,277
		100,751
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	85,000	82,630
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	62,224
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	20,000	21,184
		166,038
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	50,000	52,063
Media — 0.6%
21st Century Fox America, Inc., 3.70%, 10/15/25	20,000	20,633
21st Century Fox America, Inc., 6.90%, 8/15/39	20,000	27,066
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,702
CBS Corp., 3.50%, 1/15/25	20,000	20,373
CBS Corp., 4.85%, 7/1/42	10,000	10,596
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	185,000	198,014
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	11,793
Comcast Corp., 6.40%, 5/15/38	70,000	92,476
Comcast Corp., 4.75%, 3/1/44	20,000	22,397
Discovery Communications LLC, 5.625%, 8/15/19	16,000	16,973
Discovery Communications LLC, 3.95%, 3/20/28	110,000	109,931
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	21,038
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,725
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	64,587
NBCUniversal Media LLC, 2.875%, 1/15/23	55,000	55,926
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	30,000	31,163
Omnicom Group, Inc., 3.60%, 4/15/26	90,000	90,856
TEGNA, Inc., 5.125%, 7/15/20	57,000	58,568
Time Warner Cable LLC, 6.75%, 7/1/18	20,000	20,713
Time Warner Cable LLC, 5.50%, 9/1/41	10,000	10,413
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,507
Time Warner, Inc., 4.70%, 1/15/21	30,000	32,115
Time Warner, Inc., 3.60%, 7/15/25	30,000	30,146
Time Warner, Inc., 3.80%, 2/15/27	30,000	30,062
Time Warner, Inc., 5.35%, 12/15/43	20,000	21,611
Viacom, Inc., 3.125%, 6/15/22	30,000	29,767
Viacom, Inc., 4.25%, 9/1/23	30,000	30,855

Walt Disney Co. (The), MTN, 1.85%, 7/30/26	30,000	27,617
		1,137,623
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	35,000	42,568
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	20,000	21,619
Southern Copper Corp., 5.25%, 11/8/42	20,000	21,276
Steel Dynamics, Inc., 5.00%, 12/15/26	50,000	53,500
Vale Overseas Ltd., 6.25%, 8/10/26	20,000	22,800
		161,763
Multi-Utilities — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	31,762
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	31,076
CMS Energy Corp., 8.75%, 6/15/19	40,000	44,394
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	20,632
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	70,304
Dominion Energy, Inc., 3.625%, 12/1/24	30,000	31,064
Dominion Energy, Inc., 4.90%, 8/1/41	20,000	22,263
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,833
Duke Energy Corp., 2.65%, 9/1/26	70,000	67,045
Duke Energy Corp., 3.15%, 8/15/27	10,000	9,930
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	27,218
Duke Energy Florida LLC, 3.85%, 11/15/42	20,000	20,311
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	21,372
Exelon Corp., 5.15%, 12/1/20	32,000	34,587
Exelon Corp., 4.45%, 4/15/46	30,000	31,526
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	21,400
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,223
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,766
FirstEnergy Corp., 4.85%, 7/15/47	20,000	21,060
Florida Power & Light Co., 4.125%, 2/1/42	20,000	21,550
Georgia Power Co., 4.30%, 3/15/42	10,000	10,516
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	66,090
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	51,382
NiSource Finance Corp., 5.65%, 2/1/45	20,000	24,342
Pacific Gas & Electric Co., 4.00%, 12/1/46	40,000	42,007
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	21,035
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,396
Sempra Energy, 2.875%, 10/1/22	40,000	40,169
Sempra Energy, 3.25%, 6/15/27	30,000	29,675
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	23,955
Southern Power Co., 5.15%, 9/15/41	10,000	10,911
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	19,936
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	31,173
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	20,289
		1,002,192
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,316
Oil, Gas and Consumable Fuels — 0.6%
Anadarko Petroleum Corp., 5.55%, 3/15/26	40,000	44,671

Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,862
Antero Resources Corp., 5.00%, 3/1/25	50,000	51,000
Apache Corp., 4.75%, 4/15/43	40,000	40,348
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,124
BP Capital Markets plc, 2.75%, 5/10/23	20,000	20,076
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	20,000	19,860
Chevron Corp., 2.10%, 5/16/21	40,000	40,031
Cimarex Energy Co., 4.375%, 6/1/24	30,000	31,771
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,977
Concho Resources, Inc., 4.375%, 1/15/25	30,000	31,650
Concho Resources, Inc., 4.875%, 10/1/47	10,000	10,447
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,030
Ecopetrol SA, 5.875%, 5/28/45	10,000	9,812
Encana Corp., 6.50%, 2/1/38	40,000	47,468
EOG Resources, Inc., 5.625%, 6/1/19	30,000	31,773
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,080
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	40,187
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	50,991
Hess Corp., 6.00%, 1/15/40	30,000	31,440
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,772
Marathon Oil Corp., 5.20%, 6/1/45	20,000	20,204
Newfield Exploration Co., 5.75%, 1/30/22	20,000	21,450
Noble Energy, Inc., 4.15%, 12/15/21	50,000	52,707
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	43,080
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	73,587
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,875
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	10,825
Phillips 66, 4.30%, 4/1/22	50,000	53,743
Shell International Finance BV, 2.375%, 8/21/22	20,000	20,063
Shell International Finance BV, 3.25%, 5/11/25	40,000	40,988
Shell International Finance BV, 3.625%, 8/21/42	40,000	38,346
Statoil ASA, 2.45%, 1/17/23	40,000	39,943
Statoil ASA, 3.95%, 5/15/43	20,000	20,093
Suncor Energy, Inc., 6.50%, 6/15/38	10,000	13,034
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,205
		1,141,513
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	65,804
International Paper Co., 4.40%, 8/15/47	30,000	30,452
		96,256
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,938
Actavis, Inc., 3.25%, 10/1/22	30,000	30,808
Allergan Funding SCS, 3.85%, 6/15/24	69,000	72,062
Allergan Funding SCS, 4.55%, 3/15/35	20,000	21,393
Forest Laboratories LLC, 4.875%, 2/15/21(3)	28,000	30,085
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	130,000	129,635
Zoetis, Inc., 3.00%, 9/12/27	20,000	19,729
		314,650

Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,606
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	65,970
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	35,000	37,204
CSX Corp., 3.40%, 8/1/24	30,000	30,803
CSX Corp., 3.25%, 6/1/27	50,000	50,060
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	10,202
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,349
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,158
Union Pacific Corp., 4.75%, 9/15/41	10,000	11,234
Union Pacific Corp., 4.05%, 11/15/45	20,000	20,934
Union Pacific Corp., 3.35%, 8/15/46	10,000	9,270
		338,790
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.15%, 5/11/27	40,000	40,641
Lam Research Corp., 2.80%, 6/15/21	50,000	50,721
QUALCOMM, Inc., 3.25%, 5/20/27	30,000	30,280
		121,642
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	29,851
Microsoft Corp., 2.70%, 2/12/25	70,000	70,723
Microsoft Corp., 3.125%, 11/3/25	45,000	46,425
Microsoft Corp., 3.45%, 8/8/36	60,000	60,527
Microsoft Corp., 4.25%, 2/6/47	70,000	77,542
Oracle Corp., 2.50%, 10/15/22	25,000	25,193
Oracle Corp., 3.625%, 7/15/23	30,000	31,916
Oracle Corp., 2.65%, 7/15/26	80,000	78,487
Oracle Corp., 4.30%, 7/8/34	20,000	21,980
Oracle Corp., 4.00%, 7/15/46	20,000	20,734
		463,378
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	42,488
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	40,168
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	52,792
Lowe's Cos., Inc., 3.10%, 5/3/27	40,000	39,806
Lowe's Cos., Inc., 4.05%, 5/3/47	20,000	20,588
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,950
		216,792
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.85%, 5/6/21	30,000	30,836
Apple, Inc., 3.00%, 2/9/24	20,000	20,504
Apple, Inc., 2.50%, 2/9/25	140,000	138,466
Apple, Inc., 3.20%, 5/11/27	20,000	20,378
Apple, Inc., 2.90%, 9/12/27	20,000	19,850
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	150,000	166,802
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	40,567
		437,403
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	30,000	30,750

Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	20,000	20,431
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(3)	15,000	16,125
TOTAL CORPORATE BONDS (Cost $19,757,822)		20,266,243
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 1.3%
FHLMC, VRN, 1.79%, 10/15/17	16,513	17,054
FHLMC, VRN, 1.91%, 10/15/17	24,864	25,623
FHLMC, VRN, 2.01%, 10/15/17	21,635	22,404
FHLMC, VRN, 2.32%, 10/15/17	68,332	68,945
FHLMC, VRN, 2.37%, 10/15/17	274,514	278,410
FHLMC, VRN, 2.48%, 10/15/17	76,304	78,281
FHLMC, VRN, 2.59%, 10/15/17	94,869	96,463
FHLMC, VRN, 2.86%, 10/15/17	44,948	45,812
FHLMC, VRN, 2.94%, 10/15/17	35,671	37,618
FHLMC, VRN, 3.07%, 10/15/17	67,458	71,133
FHLMC, VRN, 3.09%, 10/15/17	200,000	205,611
FHLMC, VRN, 3.10%, 10/15/17	36,007	37,995
FHLMC, VRN, 3.49%, 10/15/17	11,129	11,657
FHLMC, VRN, 3.55%, 10/15/17	20,175	21,196
FHLMC, VRN, 3.58%, 10/15/17	12,081	12,825
FHLMC, VRN, 3.63%, 10/15/17	6,461	6,794
FHLMC, VRN, 3.66%, 10/15/17	15,005	15,619
FHLMC, VRN, 4.06%, 10/15/17	18,531	19,229
FHLMC, VRN, 4.27%, 10/15/17	23,676	24,751
FNMA, VRN, 2.29%, 10/25/17	22,616	23,358
FNMA, VRN, 2.62%, 10/25/17	84,294	85,672
FNMA, VRN, 2.93%, 10/25/17	140,849	144,630
FNMA, VRN, 2.94%, 10/25/17	37,663	39,023
FNMA, VRN, 2.94%, 10/25/17	64,780	67,151
FNMA, VRN, 2.94%, 10/25/17	33,191	34,432
FNMA, VRN, 2.94%, 10/25/17	34,208	35,484
FNMA, VRN, 2.97%, 10/25/17	100,000	102,343
FNMA, VRN, 3.09%, 10/25/17	35,091	36,873
FNMA, VRN, 3.18%, 10/25/17	123,055	126,259
FNMA, VRN, 3.20%, 10/25/17	167,620	171,633
FNMA, VRN, 3.21%, 10/25/17	120,380	123,288
FNMA, VRN, 3.26%, 10/25/17	147,380	152,649
FNMA, VRN, 3.32%, 10/25/17	7,499	7,829
FNMA, VRN, 3.32%, 10/25/17	11,299	11,869
FNMA, VRN, 3.33%, 10/25/17	19,480	20,204
FNMA, VRN, 3.53%, 10/25/17	29,829	31,083
FNMA, VRN, 3.93%, 10/25/17	24,346	25,242
		2,336,442
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.8%
FHLMC, 4.50%, 1/1/19	10,419	10,658
FHLMC, 6.50%, 1/1/28	3,037	3,381
FHLMC, 6.50%, 6/1/29	3,483	3,863

FHLMC, 8.00%, 7/1/30	3,572	4,177
FHLMC, 5.50%, 12/1/33	80,443	90,735
FHLMC, 5.50%, 1/1/38	12,731	14,202
FHLMC, 6.00%, 8/1/38	18,616	21,080
FHLMC, 3.00%, 2/1/43	313,042	315,982
FHLMC, 6.50%, 7/1/47	2,120	2,273
FNMA, 3.00%, 10/12/17(7)	1,500,000	1,504,219
FNMA, 3.50%, 10/12/17(7)	2,525,000	2,602,229
FNMA, 4.00%, 10/12/17(7)	846,000	890,481
FNMA, 4.50%, 10/12/17(7)	725,000	778,044
FNMA, 4.50%, 5/1/19	6,581	6,733
FNMA, 4.50%, 5/1/19	8,323	8,517
FNMA, 6.50%, 1/1/29	7,293	8,292
FNMA, 7.50%, 7/1/29	17,699	19,644
FNMA, 7.50%, 9/1/30	3,333	3,970
FNMA, 5.00%, 7/1/31	106,915	116,791
FNMA, 6.50%, 1/1/32	3,829	4,246
FNMA, 5.50%, 6/1/33	22,628	25,341
FNMA, 5.50%, 8/1/33	48,779	54,682
FNMA, 5.00%, 11/1/33	130,696	144,070
FNMA, 5.50%, 1/1/34	46,371	51,983
FNMA, 5.00%, 4/1/35	101,711	112,110
FNMA, 4.50%, 9/1/35	62,313	67,164
FNMA, 5.00%, 2/1/36	101,713	112,137
FNMA, 5.50%, 1/1/37	74,088	82,855
FNMA, 5.50%, 2/1/37	17,647	19,737
FNMA, 6.00%, 7/1/37	121,443	138,054
FNMA, 6.50%, 8/1/37	33,607	37,595
FNMA, 5.00%, 4/1/40	172,559	188,511
FNMA, 5.00%, 6/1/40	124,478	136,045
FNMA, 3.50%, 1/1/41	342,339	354,571
FNMA, 4.00%, 1/1/41	528,598	566,011
FNMA, 4.00%, 5/1/41	117,644	124,426
FNMA, 5.00%, 6/1/41	144,511	157,904
FNMA, 4.50%, 7/1/41	145,768	158,144
FNMA, 4.50%, 9/1/41	37,682	40,732
FNMA, 4.00%, 12/1/41	197,372	210,323
FNMA, 4.00%, 1/1/42	209,885	221,944
FNMA, 4.00%, 1/1/42	55,687	58,892
FNMA, 3.50%, 5/1/42	369,302	382,678
FNMA, 3.50%, 6/1/42	88,927	92,234
FNMA, 3.50%, 5/1/45	724,116	749,190
FNMA, 6.50%, 8/1/47	4,110	4,432
FNMA, 6.50%, 9/1/47	4,829	5,187
FNMA, 6.50%, 9/1/47	353	381
FNMA, 6.50%, 9/1/47	6,978	7,505
FNMA, 6.50%, 9/1/47	1,861	1,997
GNMA, 3.00%, 10/23/17(7)	500,000	506,836
GNMA, 3.50%, 10/23/17(7)	525,000	545,672

GNMA, 4.00%, 10/23/17(7)	1,000,000	1,053,008
GNMA, 7.00%, 4/20/26	10,574	12,123
GNMA, 7.50%, 8/15/26	6,324	7,206
GNMA, 7.00%, 2/15/28	2,992	3,000
GNMA, 7.50%, 2/15/28	2,841	2,865
GNMA, 6.50%, 5/15/28	485	536
GNMA, 6.50%, 5/15/28	1,572	1,735
GNMA, 7.00%, 12/15/28	2,646	2,653
GNMA, 7.00%, 5/15/31	20,718	24,178
GNMA, 5.50%, 11/15/32	49,434	55,794
GNMA, 4.50%, 1/15/40	44,463	47,749
GNMA, 4.50%, 5/20/41	121,685	130,881
GNMA, 4.50%, 6/15/41	69,129	75,649
GNMA, 4.00%, 12/15/41	236,272	250,475
GNMA, 3.50%, 7/20/42	89,570	93,638
GNMA, 2.50%, 7/20/46	208,308	204,382
GNMA, 2.50%, 8/20/46	138,621	136,012
		13,870,744
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,110,164)		16,207,186
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,625	4,675
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.33%, 10/2/17(6)	39,634	39,953
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/2/17(3)(6)	122,107	124,991
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/2/17(3)(6)	50,010	51,549
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.84%, 10/2/17(6)	36,995	36,924
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.31%, 10/2/17(6)	37,683	36,739
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.01%, 10/2/17(6)	33,230	32,948
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(6)	10,580	10,516
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	27,078	27,380
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,478	1,439
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/2/17(3)(6)	97,128	99,543
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.30%, 10/2/17(6)	12,353	12,365
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 10/2/17(6)	14,479	14,346
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.21%, 10/2/17(6)	30,268	30,013
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.56%, 10/2/17(6)	26,822	27,089
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.37%, 10/2/17(6)	43,725	44,055
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(6)	101,497	103,739
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 10/2/17(6)	24,237	24,528
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.46%, 10/2/17(6)	19,062	19,130
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.66%, 10/2/17(6)	8,506	8,521
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.58%, 10/2/17(6)	17,043	17,285
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/2/17(3)(6)	32,168	32,219
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 10/2/17(3)(6)	87,198	89,197
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 10/2/17(3)(6)	190,665	194,900
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.44%, 10/2/17(6)	120,932	124,356
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.20%, 10/25/17(6)	70,320	69,657
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 10/2/17(6)	40,943	40,585

New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/2/17(3)(6)	109,573	115,269
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 10/2/17(6)	3,652	3,748
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/2/17(6)	6,762	6,817
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	21,585	22,604
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 10/2/17(3)(6)	95,937	98,068
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/2/17(3)(6)	146,372	150,343
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 10/2/17(3)(6)	46,620	45,840
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 10/2/17(6)	13,990	14,626
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 10/2/17(6)	69,142	69,509
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	60,034	57,354
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/2/17(3)(6)	60,333	61,790
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 10/2/17(6)	99,381	98,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.40%, 10/2/17(6)	20,208	20,681
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.01%, 10/2/17(6)	22,746	23,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	13,443	13,296
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	29,795	30,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.33%, 10/2/17(6)	72,538	76,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.30%, 10/2/17(6)	22,559	23,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.30%, 10/2/17(6)	43,663	44,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.36%, 10/2/17(6)	18,408	18,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 10/2/17(6)	38,438	38,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	22,184	22,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	15,580	15,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	12,970	13,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	8,366	8,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	4,518	4,733
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.00%, 10/2/17(6)	17,952	17,323
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	26,947	28,450
		2,462,231
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	150,000	151,920
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.35%	75,000	75,957
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.44%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.20%	39,114	39,571
FHLMC, Series KF29, Class A, VRN, 1.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.36%	296,665	297,185
FHLMC, Series KF31, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	370,000	370,662
FHLMC, Series KF32, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	349,981	350,884
FNMA, Series 2014-C02, Class 1M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	85,000	88,639
FNMA, Series 2014-C02, Class 2M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	125,000	129,491
FNMA, Series 2016-C04, Class 1M1, VRN, 2.69%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.45%	69,003	69,657
FNMA, Series 2016-C05, Class 2M1, VRN, 2.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.35%	75,086	75,499
FNMA, Series 2017-C01, Class 1M1, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	119,778	120,941
FNMA, Series 2017-C03, Class 1M1, VRN, 2.19%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.95%	135,364	136,047
		1,906,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,341,979)		4,368,684
ASSET-BACKED SECURITIES(5) — 2.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	300,000	301,039
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	109,699	109,983
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.86%, 10/23/17, resets monthly off the 1-month LIBOR plus 0.62%	250,000	252,921

Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 10/17/17, resets monthly off the 1-month LIBOR plus 0.95%(3)	113,236	113,480
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(3)	249,428	251,711
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	50,893	50,881
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	59,960	60,013
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	100,000	100,294
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	250,000	250,075
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.64%, 10/10/17, resets monthly off the 1-month LIBOR plus 0.40%(3)	2,003	2,003
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	425,000	423,523
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	18,226	18,164
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	78,936	78,057
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	87,277	87,405
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	139,141	139,097
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	300,000	300,244
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	42,174	41,865
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	47,131	47,012
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	75,784	74,694
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	223,001	222,761
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(3)	75,000	76,154
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	71,662	72,137
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	50,520	50,457
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	31,577	31,570
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(3)(6)	115,838	116,589
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	16,111	16,857
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	141,746	141,029
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	225,000	223,943
TOTAL ASSET-BACKED SECURITIES (Cost $3,649,622)		3,653,958
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.03%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.80%(3)	125,000	125,159
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	100,000	102,015
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	200,000	205,048
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 10/2/17(6)	125,000	133,954
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/2/17(6)	125,000	132,407
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/2/17(6)	125,000	131,894
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/2/17(6)	100,000	101,574
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	50,000	48,681
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 10/2/17(6)	150,000	155,497
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	200,000	204,594
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	150,000	152,844
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.70%(3)	250,000	250,713
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	250,000	244,665
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(3)(6)	200,000	204,974
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/2/17(6)	75,000	77,083
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	170,000	175,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	53,743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	80,690

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.90%(3)	150,000	150,122
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	98,397
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(3)(6)	125,000	127,437
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	130,000	131,144
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,074,543)		3,087,651
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	20,000	28,460
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	33,395
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	27,945
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	32,476
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,087
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	23,858
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	98,154
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	61,383
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	34,813
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	48,147
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	50,402
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	40,000	48,166
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	25,000	31,985
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	29,862
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	29,626
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	36,857
State of California GO, 7.55%, 4/1/39	20,000	30,835
State of California GO, 7.30%, 10/1/39	30,000	44,087
State of California GO, (Building Bonds), 7.60%, 11/1/40	20,000	31,320
State of Illinois GO, 5.10%, 6/1/33	40,000	40,529
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	25,657
TOTAL MUNICIPAL SECURITIES (Cost $707,688)		809,044
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	40,000	39,081
FNMA, 6.625%, 11/15/30	500,000	708,166
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $709,074)		747,247
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	32,085
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	30,000	36,033
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	61,980
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	13,500
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	37,950
		51,450
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,251

Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	38,416
		48,667
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	19,470
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $228,267)		249,685
TEMPORARY CASH INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $5,399,889)	5,399,889	5,399,889
TOTAL INVESTMENT SECURITIES — 104.4% (Cost $163,147,777)		185,565,791
OTHER ASSETS AND LIABILITIES — (4.4)%		(7,804,288)
TOTAL NET ASSETS — 100.0%		$177,761,503

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	8	December 2017	$800,000	$1,002,500	$(10,174)
U.S. Treasury 10-Year Ultra Notes	8	December 2017	$800,000	1,074,625	(19,268)
U.S. Treasury 5-Year Notes	8	December 2017	$800,000	940,000	(8,081)
U.S. Treasury Long Bonds	1	December 2017	$100,000	152,813	(3,627)
				$3,169,938	$(41,150)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$1,000,000	$20,222	$1,456	$21,678
*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	5/10/27	$500,000	$486	$(4,861)	$(4,375)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate (%)	Termination Date	Notional Amount ($)	Value ($)*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$500,000	(8,428)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$500,000	(9,748)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$500,000	(9,236)
						$(27,412)
*Amount represents value and unrealized appreciation (depreciation)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y		Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-
The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $96,655.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,814,128, which represented 3.8% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Forward commitment. Settlement date is indicated.
(8) Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	105,693,303	—	—
U.S. Treasury Securities	—	25,082,901	—
Corporate Bonds	—	20,266,243	—
U.S. Government Agency Mortgage-Backed Securities	—	16,207,186	—
Collateralized Mortgage Obligations	—	4,368,684	—
Asset-Backed Securities	—	3,653,958	—
Commercial Mortgage-Backed Securities	—	3,087,651	—
Municipal Securities	—	809,044	—
U.S. Government Agency Securities	—	747,247	—
Sovereign Governments and Agencies	—	249,685	—
Temporary Cash Investments	5,399,889	—	—
	111,093,192	74,472,599	—
Other Financial Instruments
Swap Agreements	—	21,678	—

Liabilities
Other Financial Instruments
Futures Contracts	41,150	—	—
Swap Agreements	—	31,787	—
	41,150	31,787	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2017

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.2%
L3 Technologies, Inc.	32,392	6,103,625
Air Freight and Logistics — 0.9%
XPO Logistics, Inc.(1)	65,587	4,445,487
Airlines — 0.6%
American Airlines Group, Inc.	62,046	2,946,565
Auto Components — 0.7%
Delphi Automotive plc	37,488	3,688,819
Banks — 2.4%
BankUnited, Inc.	73,807	2,625,315
SVB Financial Group(1)	21,321	3,988,946
Zions Bancorporation	121,407	5,727,982
		12,342,243
Beverages — 3.3%
Constellation Brands, Inc., Class A	26,008	5,187,295
Molson Coors Brewing Co., Class B	55,214	4,507,671
Monster Beverage Corp.(1)	125,111	6,912,383
		16,607,349
Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.(1)	42,689	5,988,840
BioMarin Pharmaceutical, Inc.(1)	46,576	4,334,829
Bioverativ, Inc.(1)	63,146	3,603,742
Incyte Corp.(1)	50,030	5,840,502
		19,767,913
Building Products — 1.7%
Fortune Brands Home & Security, Inc.	74,316	4,996,264
Lennox International, Inc.	19,738	3,532,510
		8,528,774
Capital Markets — 4.4%
Affiliated Managers Group, Inc.	23,223	4,408,422
CBOE Holdings, Inc.	48,475	5,217,364
S&P Global, Inc.	35,398	5,533,062
SEI Investments Co.	116,954	7,141,211
		22,300,059
Chemicals — 0.7%
Ingevity Corp.(1)	13,890	867,709
Scotts Miracle-Gro Co. (The), Class A	30,186	2,938,305
		3,806,014
Commercial Services and Supplies — 1.0%
Brink's Co. (The)	60,400	5,088,700
Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	51,154	7,371,291
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	43,582	2,539,523
Construction Materials — 1.4%
Vulcan Materials Co.	58,649	7,014,420

Consumer Finance — 0.5%
Discover Financial Services	39,131	2,523,167
Containers and Packaging — 2.9%
Ball Corp.	218,956	9,042,883
Packaging Corp. of America	50,247	5,762,326
		14,805,209
Distributors — 0.9%
LKQ Corp.(1)	124,507	4,481,007
Electrical Equipment — 0.7%
AMETEK, Inc.	54,289	3,585,246
Electronic Equipment, Instruments and Components — 3.3%
Dolby Laboratories, Inc., Class A	97,191	5,590,426
Flextronics International Ltd.(1)	151,946	2,517,745
National Instruments Corp.	103,794	4,376,993
Trimble, Inc.(1)	106,938	4,197,317
		16,682,481
Equity Real Estate Investment Trusts (REITs) — 2.4%
Crown Castle International Corp.	46,847	4,683,763
Equinix, Inc.	5,359	2,391,722
SBA Communications Corp.(1)	37,240	5,364,422
		12,439,907
Food and Staples Retailing — 0.5%
Costco Wholesale Corp.	15,527	2,550,931
Health Care Equipment and Supplies — 5.7%
Align Technology, Inc.(1)	20,673	3,850,760
Baxter International, Inc.	100,938	6,333,859
Hill-Rom Holdings, Inc.	32,190	2,382,060
NuVasive, Inc.(1)	51,840	2,875,046
Teleflex, Inc.	38,216	9,247,126
West Pharmaceutical Services, Inc.	46,492	4,475,320
		29,164,171
Health Care Providers and Services — 2.4%
Amedisys, Inc.(1)	88,213	4,936,400
Envision Healthcare Corp.(1)	56,658	2,546,777
Humana, Inc.	19,262	4,692,801
		12,175,978
Hotels, Restaurants and Leisure — 3.6%
Hilton Worldwide Holdings, Inc.	45,749	3,177,268
Las Vegas Sands Corp.	41,618	2,670,211
MGM Resorts International	175,770	5,728,344
Papa John's International, Inc.	31,945	2,334,221
Vail Resorts, Inc.	20,080	4,580,650
		18,490,694
Household Durables — 2.5%
Mohawk Industries, Inc.(1)	16,760	4,148,267
Newell Brands, Inc.	197,176	8,413,500
		12,561,767
Internet and Direct Marketing Retail — 1.2%
Expedia, Inc.	41,515	5,975,669
Internet Software and Services — 1.7%
eBay, Inc.(1)	71,083	2,733,852
LogMeIn, Inc.	54,126	5,956,566
		8,690,418

IT Services — 7.6%
Alliance Data Systems Corp.	19,958	4,421,695
Booz Allen Hamilton Holding Corp.	160,495	6,000,908
DXC Technology Co.	108,861	9,348,983
Fidelity National Information Services, Inc.	81,405	7,602,413
First Data Corp., Class A(1)	337,786	6,093,659
Vantiv, Inc., Class A(1)	70,759	4,986,387
		38,454,045
Life Sciences Tools and Services — 2.2%
Bio-Techne Corp.	33,094	4,000,734
Illumina, Inc.(1)	36,272	7,225,382
		11,226,116
Machinery — 6.5%
Ingersoll-Rand plc	42,381	3,779,114
John Bean Technologies Corp.	37,808	3,822,389
Kennametal, Inc.	116,659	4,706,024
Middleby Corp. (The)(1)	62,510	8,011,907
Parker-Hannifin Corp.	36,277	6,349,200
Snap-on, Inc.	22,272	3,318,751
WABCO Holdings, Inc.(1)	20,066	2,969,768
		32,957,153
Multiline Retail — 1.8%
Dollar General Corp.	50,239	4,071,871
Dollar Tree, Inc.(1)	58,425	5,072,458
		9,144,329
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.(1)	44,753	5,894,865
Pharmaceuticals — 3.1%
Jazz Pharmaceuticals plc(1)	34,979	5,115,679
Zoetis, Inc.	163,772	10,442,102
		15,557,781
Professional Services — 2.9%
Equifax, Inc.	34,134	3,617,863
IHS Markit Ltd.(1)	90,981	4,010,442
Verisk Analytics, Inc.(1)	86,732	7,215,235
		14,843,540
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	15,762	2,648,489
Norfolk Southern Corp.	21,500	2,843,160
		5,491,649
Semiconductors and Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(1)	294,818	3,758,929
Broadcom Ltd.	21,343	5,176,531
KLA-Tencor Corp.	62,315	6,605,390
Lam Research Corp.	16,724	3,094,609
Maxim Integrated Products, Inc.	53,705	2,562,266
Xilinx, Inc.	79,167	5,607,399
		26,805,124
Software — 9.5%
Autodesk, Inc.(1)	51,073	5,733,455
Electronic Arts, Inc.(1)	55,664	6,571,692
Guidewire Software, Inc.(1)	69,059	5,376,934
Nuance Communications, Inc.(1)	151,794	2,386,202

Red Hat, Inc.(1)	70,730	7,841,128
ServiceNow, Inc.(1)	50,444	5,928,683
Splunk, Inc.(1)	65,086	4,323,663
Tyler Technologies, Inc.(1)	41,905	7,304,879
Zynga, Inc., Class A(1)	693,163	2,620,156
		48,086,792
Specialty Retail — 3.2%
Burlington Stores, Inc.(1)	46,810	4,468,482
O'Reilly Automotive, Inc.(1)	36,318	7,821,808
Ross Stores, Inc.	63,105	4,074,690
		16,364,980
Textiles, Apparel and Luxury Goods — 1.0%
Coach, Inc.	60,624	2,441,935
Columbia Sportswear Co.	41,526	2,557,171
		4,999,106
Trading Companies and Distributors — 1.1%
United Rentals, Inc.(1)	41,081	5,699,578
TOTAL COMMON STOCKS (Cost $390,672,493)		502,202,485
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $3,391,539), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $3,325,836)		3,325,573
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $2,403,782), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $2,356,067)		2,356,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,681,573)		5,681,573
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $396,354,066)		507,884,058
OTHER ASSETS AND LIABILITIES — (0.1)%		(449,684)
TOTAL NET ASSETS — 100.0%		$507,434,374

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,381,434	CAD	2,944,905	Morgan Stanley	12/29/17	$19,929

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	502,202,485	—	—
Temporary Cash Investments	—	5,681,573	—
	502,202,485	5,681,573	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	19,929	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2017

VP Growth - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 3.4%
Boeing Co. (The)	511	129,901
Lockheed Martin Corp.	187	58,024
		187,925
Air Freight and Logistics — 1.1%
XPO Logistics, Inc.(1)	895	60,663
Airlines — 1.3%
Delta Air Lines, Inc.	1,548	74,645
Banks — 0.6%
Bank of America Corp.	1,302	32,993
Beverages — 2.2%
PepsiCo, Inc.	1,101	122,684
Biotechnology — 4.2%
Amgen, Inc.	255	47,545
Biogen, Inc.(1)	263	82,350
Gilead Sciences, Inc.	447	36,216
Incyte Corp.(1)	144	16,811
Regeneron Pharmaceuticals, Inc.(1)	108	48,289
		231,211
Capital Markets — 1.8%
Charles Schwab Corp. (The)	1,233	53,931
S&P Global, Inc.	310	48,456
		102,387
Chemicals — 0.6%
LyondellBasell Industries NV, Class A	337	33,380
Communications Equipment — 2.1%
Palo Alto Networks, Inc.(1)	794	114,415
Consumer Finance — 0.9%
American Express Co.	586	53,010
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	587	38,742
Energy Equipment and Services — 0.5%
Halliburton Co.	563	25,915
Equity Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	1,264	83,335
SBA Communications Corp.(1)	598	86,142
		169,477
Food and Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	1,136	88,767
Food Products — 1.4%
Hormel Foods Corp.	1,531	49,206
Mondelez International, Inc., Class A	671	27,283
		76,489
Health Care Equipment and Supplies — 5.1%
ABIOMED, Inc.(1)	108	18,209
Boston Scientific Corp.(1)	1,125	32,816
Edwards Lifesciences Corp.(1)	741	80,999
Hologic, Inc.(1)	675	24,766

IDEXX Laboratories, Inc.(1)	164	25,500
Intuitive Surgical, Inc.(1)	83	86,808
Penumbra, Inc.(1)	153	13,816
		282,914
Health Care Providers and Services — 1.6%
Express Scripts Holding Co.(1)	275	17,413
Quest Diagnostics, Inc.	272	25,470
WellCare Health Plans, Inc.(1)	273	46,885
		89,768
Health Care Technology — 0.7%
Cerner Corp.(1)	538	38,370
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	148	45,559
Darden Restaurants, Inc.	658	51,837
Las Vegas Sands Corp.	721	46,260
Royal Caribbean Cruises Ltd.	328	38,881
		182,537
Household Products — 1.4%
Church & Dwight Co., Inc.	943	45,688
Procter & Gamble Co. (The)	330	30,024
		75,712
Industrial Conglomerates — 1.5%
3M Co.	391	82,071
Internet and Direct Marketing Retail — 6.3%
Amazon.com, Inc.(1)	282	271,101
Expedia, Inc.	549	79,023
		350,124
Internet Software and Services — 12.9%
Alphabet, Inc., Class A(1)	426	414,805
Facebook, Inc., Class A(1)	1,474	251,862
LogMeIn, Inc.	138	15,187
VeriSign, Inc.(1)	311	33,087
		714,941
IT Services — 7.1%
DXC Technology Co.	672	57,711
Fiserv, Inc.(1)	478	61,643
Global Payments, Inc.	357	33,926
PayPal Holdings, Inc.(1)	1,426	91,307
Visa, Inc., Class A	1,435	151,019
		395,606
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	791	50,782
Illumina, Inc.(1)	62	12,351
Waters Corp.(1)	108	19,388
		82,521
Machinery — 3.3%
Caterpillar, Inc.	377	47,016
Cummins, Inc.	340	57,130
Parker-Hannifin Corp.	218	38,154
WABCO Holdings, Inc.(1)	236	34,928
Wabtec Corp.	68	5,151
		182,379

Media — 2.9%
Comcast Corp., Class A	2,758	106,128
DISH Network Corp., Class A(1)	246	13,340
Liberty Media Corp-Liberty Formula One, Class C(1)	409	15,579
Sirius XM Holdings, Inc.	4,752	26,231
		161,278
Multiline Retail — 2.4%
Dollar Tree, Inc.(1)	773	67,112
Target Corp.	1,077	63,554
		130,666
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	159	20,943
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	517	55,753
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	234	14,915
Johnson & Johnson	224	29,122
		44,037
Road and Rail — 1.5%
Union Pacific Corp.	704	81,643
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	2,016	105,014
ASML Holding NV	535	91,085
Broadcom Ltd.	268	65,001
Maxim Integrated Products, Inc.	882	42,080
		303,180
Software — 7.9%
Activision Blizzard, Inc.	1,018	65,671
Electronic Arts, Inc.(1)	438	51,710
Microsoft Corp.	1,268	94,453
Oracle Corp. (New York)	842	40,711
salesforce.com, Inc.(1)	759	70,906
Splunk, Inc.(1)	650	43,180
Symantec Corp.	796	26,117
VMware, Inc., Class A(1)	395	43,130
		435,878
Specialty Retail — 0.9%
TJX Cos., Inc. (The)	685	50,505
Technology Hardware, Storage and Peripherals — 3.8%
Apple, Inc.	1,381	212,840
Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	630	25,376
Tobacco — 1.9%
Altria Group, Inc.	1,072	67,986
Philip Morris International, Inc.	357	39,631
		107,617
TOTAL COMMON STOCKS (Cost $3,993,735)		5,519,362

TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $8,287), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $8,127)		8,126
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,832	12,832
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,958)		20,958
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,014,693)		5,540,320
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,117)
TOTAL NET ASSETS — 100.0%		$5,537,203

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	76,106	EUR	64,210	UBS AG	12/29/17	$(160)
USD	2,785	EUR	2,348	UBS AG	12/29/17	(4)
						$(164)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,428,277	91,085	—
Temporary Cash Investments	12,832	8,126	—
	5,441,109	99,211	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	164	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
September 30, 2017

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.7%
Boeing Co. (The)	22,291	5,666,595
United Technologies Corp.	41,028	4,762,530
		10,429,125
Auto Components — 1.1%
BorgWarner, Inc.	6,656	340,987
Delphi Automotive plc	10,192	1,002,893
Magna International, Inc.	57,684	3,079,172
		4,423,052
Automobiles — 1.0%
Ford Motor Co.	329,839	3,948,173
Banks — 7.4%
Bank of America Corp.	160,482	4,066,614
BB&T Corp.	76,198	3,576,734
Citigroup, Inc.	3,818	277,721
JPMorgan Chase & Co.	47,427	4,529,753
PNC Financial Services Group, Inc. (The)	14,401	1,940,823
SunTrust Banks, Inc.	60,240	3,600,545
U.S. Bancorp	87,368	4,682,051
Umpqua Holdings Corp.	18,687	364,583
Valley National Bancorp	114,248	1,376,689
Wells Fargo & Co.	80,229	4,424,629
		28,840,142
Beverages†
Coca-Cola Co. (The)	1,765	79,443
Biotechnology — 4.6%
AbbVie, Inc.	67,886	6,032,350
Amgen, Inc.	29,515	5,503,072
Celgene Corp.(1)	6,782	988,951
Gilead Sciences, Inc.	68,095	5,517,057
		18,041,430
Capital Markets — 1.4%
Moelis & Co., Class A	43,570	1,875,689
Nasdaq, Inc.	9,395	728,770
Thomson Reuters Corp.	64,990	2,981,741
		5,586,200
Chemicals — 4.3%
Air Products & Chemicals, Inc.	25,093	3,794,564
Cabot Corp.	40,529	2,261,518
Eastman Chemical Co.	45,364	4,104,988
FMC Corp.	21,539	1,923,648
Monsanto Co.	9,037	1,082,813
PPG Industries, Inc.	31,775	3,452,672
		16,620,203

Commercial Services and Supplies — 0.4%
Waste Management, Inc.	22,271	1,743,151
Communications Equipment — 1.7%
Cisco Systems, Inc.	180,701	6,076,975
F5 Networks, Inc.(1)	5,107	615,700
		6,692,675
Containers and Packaging — 0.5%
WestRock Co.	34,742	1,970,914
Diversified Consumer Services — 0.7%
H&R Block, Inc.	97,768	2,588,897
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	14,435	2,646,224
Leucadia National Corp.	11,258	284,265
		2,930,489
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	192,039	7,522,168
Verizon Communications, Inc.	135,066	6,684,416
		14,206,584
Electric Utilities — 1.0%
FirstEnergy Corp.	102,049	3,146,171
PPL Corp.	15,294	580,407
		3,726,578
Electrical Equipment — 1.0%
Emerson Electric Co.	57,875	3,636,865
Rockwell Automation, Inc.	1,214	216,347
		3,853,212
Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	71,573	2,141,464
TE Connectivity Ltd.	49,470	4,108,978
		6,250,442
Energy Equipment and Services — 0.8%
Baker Hughes a GE Co.	7,878	288,492
Halliburton Co.	45,769	2,106,747
Schlumberger Ltd.	11,071	772,313
		3,167,552
Equity Real Estate Investment Trusts (REITs) — 5.1%
Apple Hospitality REIT, Inc.	33,452	632,577
Corporate Office Properties Trust	17,383	570,684
EPR Properties	40,095	2,796,225
Hospitality Properties Trust	39,958	1,138,403
Lexington Realty Trust	227,566	2,325,725
Omega Healthcare Investors, Inc.	88,931	2,837,788
Select Income REIT	115,132	2,696,391
Senior Housing Properties Trust	105,989	2,072,085
Washington Prime Group, Inc.	173,932	1,448,854
WP Carey, Inc.	49,120	3,310,197
		19,828,929
Food and Staples Retailing — 1.2%
CVS Health Corp.	55,782	4,536,192

Food Products — 1.7%
Archer-Daniels-Midland Co.	33,494	1,423,830
Campbell Soup Co.	40,918	1,915,781
Conagra Brands, Inc.	95,038	3,206,582
		6,546,193
Health Care Equipment and Supplies — 1.0%
Medtronic plc	45,876	3,567,776
Zimmer Biomet Holdings, Inc.	4,532	530,652
		4,098,428
Health Care Providers and Services — 2.2%
Cigna Corp.	16,455	3,076,098
Humana, Inc.	8,578	2,089,858
UnitedHealth Group, Inc.	17,839	3,493,768
		8,659,724
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	27,133	1,530,573
Hotels, Restaurants and Leisure — 3.1%
Carnival Corp.	52,584	3,395,349
Las Vegas Sands Corp.	49,028	3,145,636
Royal Caribbean Cruises Ltd.	27,912	3,308,689
Wyndham Worldwide Corp.	19,759	2,082,796
		11,932,470
Household Durables — 1.0%
Garmin Ltd.	61,240	3,305,123
iRobot Corp.(1)	5,837	449,799
		3,754,922
Household Products — 1.2%
Colgate-Palmolive Co.	3,954	288,049
Kimberly-Clark Corp.	29,276	3,445,200
Procter & Gamble Co. (The)	11,130	1,012,607
		4,745,856
Industrial Conglomerates — 1.0%
General Electric Co.	39,192	947,662
Honeywell International, Inc.	19,904	2,821,193
		3,768,855
Insurance — 1.5%
Allstate Corp. (The)	27,947	2,568,609
Travelers Cos., Inc. (The)	26,207	3,210,881
		5,779,490
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	4,601	4,423,171
Internet Software and Services — 5.1%
Alphabet, Inc., Class A(1)	12,165	11,845,304
Alphabet, Inc., Class C(1)	2,177	2,087,982
Facebook, Inc., Class A(1)	34,463	5,888,693
		19,821,979
IT Services — 2.3%
Amdocs Ltd.	15,081	970,010
International Business Machines Corp.	35,430	5,140,185

Western Union Co. (The)	140,542	2,698,406
		8,808,601
Machinery — 2.1%
Caterpillar, Inc.	33,463	4,173,171
Cummins, Inc.	21,152	3,554,170
Parker-Hannifin Corp.	2,096	366,842
		8,094,183
Media — 0.4%
Comcast Corp., Class A	9,974	383,799
Time Warner, Inc.	10,288	1,054,006
		1,437,805
Metals and Mining — 0.7%
Nucor Corp.	46,012	2,578,512
Worthington Industries, Inc.	1,746	80,316
		2,658,828
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc.	71,153	867,355
Two Harbors Investment Corp.	217,708	2,194,497
		3,061,852
Multiline Retail — 1.6%
Kohl's Corp.	55,956	2,554,391
Nordstrom, Inc.	28,530	1,345,190
Target Corp.	42,292	2,495,651
		6,395,232
Oil, Gas and Consumable Fuels — 4.6%
Chevron Corp.	8,934	1,049,745
Exxon Mobil Corp.	112,770	9,244,885
HollyFrontier Corp.	99,548	3,580,741
Kinder Morgan, Inc.	21,006	402,895
Valero Energy Corp.	49,576	3,813,882
		18,092,148
Pharmaceuticals — 6.7%
Allergan plc	374	76,651
Bristol-Myers Squibb Co.	14,061	896,248
Eli Lilly & Co.	50,860	4,350,564
Johnson & Johnson	52,259	6,794,193
Merck & Co., Inc.	101,834	6,520,431
Pfizer, Inc.	207,717	7,415,497
		26,053,584
Road and Rail — 1.2%
Union Pacific Corp.	41,453	4,807,304
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	97,289	5,067,784
Intel Corp.	176,916	6,736,961
KLA-Tencor Corp.	10,705	1,134,730
Lam Research Corp.	6,345	1,174,079
Maxim Integrated Products, Inc.	19,272	919,467
QUALCOMM, Inc.	74,242	3,848,705
Skyworks Solutions, Inc.	7,157	729,299

Texas Instruments, Inc.	52,756	4,729,048
		24,340,073
Software — 5.7%
Activision Blizzard, Inc.	29,483	1,901,948
CA, Inc.	95,328	3,182,049
Microsoft Corp.	176,561	13,152,029
Oracle Corp. (New York)	79,778	3,857,266
		22,093,292
Specialty Retail — 2.0%
American Eagle Outfitters, Inc.	17,090	244,387
Best Buy Co., Inc.	58,337	3,322,876
Lowe's Cos., Inc.	50,729	4,055,276
		7,622,539
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	101,959	15,713,921
Seagate Technology plc	59,765	1,982,405
		17,696,326
Textiles, Apparel and Luxury Goods — 0.1%
Ralph Lauren Corp.	3,099	273,611
Tobacco — 0.1%
Philip Morris International, Inc.	3,032	336,582
TOTAL COMMON STOCKS (Cost $298,078,332)		386,297,004
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $2,117,766), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $2,076,739)		2,076,575
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,489,797), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $1,440,041)		1,440,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,516,575)		3,516,575
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $301,594,907)		389,813,579
OTHER ASSETS AND LIABILITIES†		34,052
TOTAL NET ASSETS — 100.0%		$389,847,631

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	386,297,004	—	—
Temporary Cash Investments	—	3,516,575	—
	386,297,004	3,516,575	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2017

VP International - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 2.8%
CSL Ltd.	25,830	2,714,170
Treasury Wine Estates Ltd.	257,070	2,760,529
		5,474,699
Austria — 1.5%
Erste Group Bank AG(1)	69,553	3,004,171
Belgium — 1.2%
KBC Group NV	27,750	2,351,598
Brazil — 1.7%
Itau Unibanco Holding SA Preference Shares	75,900	1,042,467
Localiza Rent a Car SA	54,200	989,826
Lojas Renner SA	108,700	1,235,559
		3,267,852
Canada — 0.7%
Dollarama, Inc.	12,770	1,397,306
China — 4.0%
Alibaba Group Holding Ltd. ADR(1)	22,630	3,908,427
TAL Education Group ADR	27,470	926,014
Tencent Holdings Ltd.	70,800	3,047,130
		7,881,571
Denmark — 3.3%
AP Moller - Maersk A/S, B Shares	870	1,652,603
Chr Hansen Holding A/S	21,040	1,804,502
DSV A/S	40,680	3,077,369
		6,534,474
France — 10.1%
Accor SA	38,220	1,898,815
ArcelorMittal(1)	41,140	1,061,205
Arkema SA	17,720	2,172,865
BNP Paribas SA	37,410	3,017,666
Danone SA	15,150	1,188,407
Essilor International SA	7,612	942,396
Kering	9,370	3,732,629
L'Oreal SA	5,990	1,273,617
Publicis Groupe SA	14,390	1,004,976
TOTAL SA	35,275	1,894,672
Valeo SA	22,486	1,668,455
		19,855,703
Germany — 7.9%
adidas AG	18,080	4,089,980
Deutsche Boerse AG	9,130	989,620
Fresenius Medical Care AG & Co. KGaA	18,540	1,813,692
HeidelbergCement AG	17,190	1,766,958
Infineon Technologies AG	40,620	1,021,147

SAP SE	27,570	3,020,303
Zalando SE(1)	56,332	2,822,942
		15,524,642
Hong Kong — 2.8%
AIA Group Ltd.	552,800	4,076,153
Melco Resorts & Entertainment Ltd. ADR	57,280	1,381,594
		5,457,747
India — 1.2%
HDFC Bank Ltd.	51,200	1,417,014
Tata Motors Ltd.(1)	142,800	877,743
		2,294,757
Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	3,727,200	1,860,971
Ireland — 2.9%
CRH plc	85,410	3,258,036
Ryanair Holdings plc ADR(1)	22,317	2,352,658
		5,610,694
Italy — 1.1%
UniCredit SpA(1)	105,762	2,252,503
Japan — 14.4%
CyberAgent, Inc.	32,500	947,345
Daikin Industries Ltd.	20,000	2,025,328
Daito Trust Construction Co. Ltd.	6,600	1,202,400
FANUC Corp.	7,200	1,458,236
Keyence Corp.	5,100	2,708,065
Komatsu Ltd.	95,000	2,702,466
MonotaRO Co. Ltd.	48,000	1,283,981
Nintendo Co. Ltd.	5,400	1,994,437
Nitori Holdings Co. Ltd.	13,400	1,916,072
Pola Orbis Holdings, Inc.	51,000	1,543,257
Rakuten, Inc.	160,100	1,745,769
Recruit Holdings Co. Ltd.	67,700	1,466,207
Rohm Co. Ltd.	15,600	1,336,450
Ryohin Keikaku Co. Ltd.	5,300	1,561,386
Start Today Co. Ltd.	92,000	2,914,730
Sysmex Corp.	21,900	1,397,396
		28,203,525
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV	194,120	1,336,454
Netherlands — 4.8%
ASML Holding NV	18,760	3,193,941
Heineken NV	20,534	2,030,114
Unilever NV CVA	72,510	4,288,408
		9,512,463
Norway — 0.7%
DNB ASA	70,600	1,422,726
Portugal — 0.5%
Jeronimo Martins SGPS SA	48,602	958,719

Russia — 1.0%
Yandex NV, A Shares(1)	59,440	1,958,548
Spain — 2.6%
Amadeus IT Group SA	32,580	2,117,462
CaixaBank SA	185,190	928,035
Industria de Diseno Textil SA	52,980	1,996,546
		5,042,043
Sweden — 3.1%
Hexagon AB, B Shares	41,470	2,055,451
Lundin Petroleum AB(1)	83,680	1,830,811
Sandvik AB	127,060	2,191,792
		6,078,054
Switzerland — 6.2%
Cie Financiere Richemont SA	24,390	2,229,065
Julius Baer Group Ltd.(1)	43,200	2,556,266
Lonza Group AG(1)	14,240	3,735,178
Roche Holding AG	14,349	3,663,007
		12,183,516
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	226,000	1,613,540
United Kingdom — 22.1%
Ashtead Group plc	93,234	2,247,554
ASOS plc(1)	21,552	1,719,784
Associated British Foods plc	48,650	2,081,548
Aviva plc	343,266	2,366,578
British American Tobacco plc	69,580	4,356,040
Bunzl plc	48,150	1,462,690
Carnival plc	28,710	1,824,698
Compass Group plc	81,743	1,733,948
Diageo plc	85,900	2,823,549
Ferguson plc	35,840	2,351,332
HSBC Holdings plc (Hong Kong)	210,000	2,057,901
Intertek Group plc	23,120	1,543,463
London Stock Exchange Group plc	61,150	3,138,339
Reckitt Benckiser Group plc	10,490	957,676
RELX plc	81,150	1,780,089
Rio Tinto plc	41,007	1,908,391
Royal Dutch Shell plc, A Shares	63,815	1,928,565
RPC Group plc	136,472	1,811,351
St. James's Place plc	114,562	1,759,259
Tullow Oil plc(1)	565,535	1,410,297
Weir Group plc (The)	83,790	2,206,273
		43,469,325
TOTAL COMMON STOCKS (Cost $151,741,965)		194,547,601
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $1,341,287), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $1,315,303)		1,315,199
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $820,924), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $802,023)		802,000

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,117,199)	2,117,199
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $153,859,164)	196,664,800
OTHER ASSETS AND LIABILITIES — (0.1)%	(236,031)
TOTAL NET ASSETS — 100.0%	$196,428,769

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.3%
Financials	18.1%
Industrials	15.5%
Information Technology	14.3%
Consumer Staples	12.3%
Health Care	7.3%
Materials	7.0%
Energy	3.6%
Real Estate	0.6%
Cash and Equivalents*	1.0%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	4,834,441	3,047,130	—
Hong Kong	1,381,594	4,076,153	—
Ireland	2,352,658	3,258,036	—
Russia	1,958,548	—	—
Other Countries	—	173,639,041	—
Temporary Cash Investments	—	2,117,199	—
	10,527,241	186,137,559	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2017

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 2.2%
Textron, Inc.	2,930	157,868
United Technologies Corp.	2,350	272,788
		430,656
Auto Components — 0.5%
Delphi Automotive plc	940	92,496
Automobiles — 0.6%
Honda Motor Co. Ltd. ADR	3,850	113,806
Banks — 14.3%
Bank of America Corp.	17,940	454,600
BB&T Corp.	10,000	469,400
JPMorgan Chase & Co.	3,430	327,599
M&T Bank Corp.	1,650	265,716
PNC Financial Services Group, Inc. (The)	2,890	389,485
U.S. Bancorp	9,220	494,100
Wells Fargo & Co.	7,230	398,734
		2,799,634
Building Products — 3.2%
Johnson Controls International plc	15,590	628,121
Capital Markets — 5.2%
Ameriprise Financial, Inc.	1,230	182,667
Bank of New York Mellon Corp. (The)	9,120	483,542
BlackRock, Inc.	100	44,709
Invesco Ltd.	8,920	312,557
		1,023,475
Chemicals — 1.0%
DowDuPont, Inc.	2,750	190,383
Communications Equipment — 2.5%
Cisco Systems, Inc.	14,360	482,927
Containers and Packaging — 0.5%
WestRock Co.	1,800	102,114
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	10,280	508,757
Electric Utilities — 3.1%
Edison International	2,340	180,578
PG&E Corp.	1,930	131,414
PPL Corp.	3,300	125,235
Xcel Energy, Inc.	3,420	161,834
		599,061
Electrical Equipment — 0.8%
Eaton Corp. plc	2,090	160,491
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	2,880	239,213
Energy Equipment and Services — 4.6%
Baker Hughes a GE Co.	4,780	175,044
Schlumberger Ltd.	10,410	726,201
		901,245

Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	1,100	135,168
Food and Staples Retailing — 4.0%
CVS Health Corp.	3,170	257,785
Sysco Corp.	2,580	139,191
Wal-Mart Stores, Inc.	4,780	373,509
		770,485
Food Products — 3.2%
Conagra Brands, Inc.	3,970	133,948
General Mills, Inc.	2,980	154,245
Mondelez International, Inc., Class A	8,330	338,697
		626,890
Health Care Equipment and Supplies — 5.0%
Abbott Laboratories	4,630	247,057
Medtronic plc	5,560	432,401
Zimmer Biomet Holdings, Inc.	2,510	293,896
		973,354
Health Care Providers and Services — 1.7%
HCA Healthcare, Inc.(1)	2,520	200,567
McKesson Corp.	870	133,640
		334,207
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	1,070	69,090
Household Products — 2.8%
Procter & Gamble Co. (The)	5,940	540,421
Industrial Conglomerates — 2.9%
General Electric Co.	23,710	573,308
Insurance — 3.4%
Aflac, Inc.	1,900	154,641
Chubb Ltd.	2,720	387,736
MetLife, Inc.	2,300	119,485
		661,862
Leisure Products — 0.6%
Mattel, Inc.	7,700	119,196
Machinery — 0.3%
Ingersoll-Rand plc	740	65,986
Media — 0.8%
Time Warner, Inc.	1,530	156,749
Multiline Retail — 0.5%
Target Corp.	1,580	93,236
Oil, Gas and Consumable Fuels — 11.0%
Anadarko Petroleum Corp.	4,560	222,756
Chevron Corp.	4,070	478,225
Exxon Mobil Corp.	1,730	141,825
Imperial Oil Ltd.	10,180	325,205
Occidental Petroleum Corp.	5,960	382,692
Royal Dutch Shell plc, Class B ADR	2,400	150,096
TOTAL SA ADR	8,480	453,850
		2,154,649
Personal Products — 0.5%
Unilever NV CVA	1,550	91,671
Pharmaceuticals — 10.2%
Allergan plc	1,250	256,188

Johnson & Johnson	3,310	430,333
Merck & Co., Inc.	5,190	332,316
Pfizer, Inc.	18,080	645,456
Roche Holding AG	1,300	331,863
		1,996,156
Road and Rail — 0.3%
Union Pacific Corp.	500	57,985
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	3,030	157,833
Intel Corp.	4,030	153,462
Lam Research Corp.	540	99,922
QUALCOMM, Inc.	3,330	172,627
		583,844
Software — 1.7%
Oracle Corp. (New York)	6,830	330,230
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	2,260	224,192
L Brands, Inc.	1,520	63,247
		287,439
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	350	53,942
TOTAL COMMON STOCKS (Cost $15,779,529)		18,948,247
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $89,204)	790	93,623
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $208,728), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $204,684)		204,668
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $142,556), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $136,004)		136,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $340,668)		340,668
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $16,209,401)		19,382,538
OTHER ASSETS AND LIABILITIES — 0.7%		130,170
TOTAL NET ASSETS — 100.0%		$19,512,708

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	273,107	CAD	337,727	Morgan Stanley	12/29/17	$2,285
USD	284,865	CHF	275,145	Credit Suisse AG	12/29/17	(987)
USD	467,898	EUR	394,761	UBS AG	12/29/17	(981)
USD	123,827	GBP	91,675	Morgan Stanley	12/29/17	647
USD	3,026	GBP	2,243	Morgan Stanley	12/29/17	12
USD	98,515	JPY	10,951,609	Credit Suisse AG	12/29/17	761
						$1,737

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	18,199,508	748,739	—
Exchange-Traded Funds	93,623	—	—
Temporary Cash Investments	—	340,668	—
	18,293,131	1,089,407	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,705	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,968	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2017

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Aerospace and Defense — 1.1%
Textron, Inc.	270,013	14,548,300
Auto Components — 0.5%
Delphi Automotive plc	60,654	5,968,354
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	431,160	12,745,090
Banks — 7.1%
Bank of Hawaii Corp.	98,724	8,229,633
BB&T Corp.	422,216	19,818,819
Comerica, Inc.	30,286	2,309,610
Commerce Bancshares, Inc.	185,875	10,737,999
M&T Bank Corp.	94,309	15,187,521
PNC Financial Services Group, Inc. (The)	64,366	8,674,606
SunTrust Banks, Inc.	170,883	10,213,677
UMB Financial Corp.	57,319	4,269,692
Westamerica Bancorporation	218,691	13,020,862
		92,462,419
Building Products — 2.9%
Johnson Controls International plc	936,942	37,749,393
Capital Markets — 6.7%
Ameriprise Financial, Inc.	118,494	17,597,544
Invesco Ltd.	644,585	22,586,258
Northern Trust Corp.	416,058	38,248,212
State Street Corp.	26,873	2,567,447
T. Rowe Price Group, Inc.	68,622	6,220,584
		87,220,045
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	147,486	9,742,925
Containers and Packaging — 4.0%
Bemis Co., Inc.	194,271	8,852,929
Graphic Packaging Holding Co.	1,136,254	15,850,743
Sonoco Products Co.	248,908	12,557,409
WestRock Co.	276,935	15,710,523
		52,971,604
Diversified Telecommunication Services — 1.3%
Level 3 Communications, Inc.(1)	313,398	16,700,979
Electric Utilities — 5.9%
Edison International	237,847	18,354,653
Eversource Energy	97,541	5,895,378
PG&E Corp.	292,565	19,920,751
Pinnacle West Capital Corp.	112,469	9,510,379
Westar Energy, Inc.	75,798	3,759,581
Xcel Energy, Inc.	408,826	19,345,646
		76,786,388
Electrical Equipment — 3.5%
Eaton Corp. plc	126,775	9,735,052
Emerson Electric Co.	263,364	16,549,794
Hubbell, Inc.	148,724	17,254,959

Rockwell Automation, Inc.	12,801	2,281,266
		45,821,071
Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(1)	384,306	16,010,188
TE Connectivity Ltd.	157,922	13,117,001
		29,127,189
Energy Equipment and Services — 3.6%
Baker Hughes a GE Co.	409,568	14,998,380
Halliburton Co.	159,216	7,328,713
Helmerich & Payne, Inc.	157,871	8,226,658
National Oilwell Varco, Inc.	462,717	16,532,878
		47,086,629
Equity Real Estate Investment Trusts (REITs) — 5.4%
American Tower Corp.	89,158	12,186,115
Boston Properties, Inc.	58,737	7,217,603
Empire State Realty Trust, Inc.	210,835	4,330,551
MGM Growth Properties LLC, Class A	260,604	7,872,847
Piedmont Office Realty Trust, Inc., Class A	500,177	10,083,568
Weyerhaeuser Co.	847,384	28,836,478
		70,527,162
Food and Staples Retailing — 1.2%
Sysco Corp.	284,880	15,369,276
Food Products — 7.4%
Conagra Brands, Inc.	685,823	23,139,668
General Mills, Inc.	341,064	17,653,473
J.M. Smucker Co. (The)	96,405	10,115,777
Kellogg Co.	243,817	15,206,866
Lamb Weston Holdings, Inc.	92,423	4,333,715
Mondelez International, Inc., Class A	493,423	20,062,579
Orkla ASA	575,619	5,904,711
		96,416,789
Gas Utilities — 1.5%
Atmos Energy Corp.	99,716	8,360,189
Spire, Inc.	144,763	10,806,558
		19,166,747
Health Care Equipment and Supplies — 3.3%
Koninklijke Philips NV	158,735	6,553,181
STERIS plc	93,949	8,305,092
Zimmer Biomet Holdings, Inc.	247,438	28,972,515
		43,830,788
Health Care Providers and Services — 5.7%
Cardinal Health, Inc.	215,161	14,398,574
Express Scripts Holding Co.(1)	181,288	11,479,156
HCA Healthcare, Inc.(1)	163,897	13,044,562
LifePoint Health, Inc.(1)	275,792	15,968,357
McKesson Corp.	70,811	10,877,278
Quest Diagnostics, Inc.	90,528	8,477,042
		74,244,969
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	74,705	4,823,702
Household Durables — 0.9%
PulteGroup, Inc.	436,957	11,942,035

Insurance — 5.3%
Aflac, Inc.	91,566	7,452,557
Arthur J. Gallagher & Co.	145,870	8,978,298
Brown & Brown, Inc.	127,338	6,136,418
Chubb Ltd.	121,469	17,315,406
ProAssurance Corp.	103,212	5,640,536
Reinsurance Group of America, Inc.	75,112	10,480,377
Torchmark Corp.	52,051	4,168,765
Travelers Cos., Inc. (The)	26,912	3,297,258
Unum Group	125,838	6,434,097
		69,903,712
Leisure Products — 0.5%
Mattel, Inc.	436,457	6,756,354
Machinery — 2.4%
Cummins, Inc.	55,624	9,346,501
Ingersoll-Rand plc	145,798	13,000,807
PACCAR, Inc.	69,741	5,045,064
Parker-Hannifin Corp.	25,251	4,419,430
		31,811,802
Multi-Utilities — 1.4%
Ameren Corp.	169,764	9,819,150
NorthWestern Corp.	147,176	8,380,201
		18,199,351
Multiline Retail — 0.7%
Target Corp.	161,241	9,514,831
Oil, Gas and Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	269,343	13,157,406
Devon Energy Corp.	305,184	11,203,305
EQT Corp.	275,591	17,979,557
Imperial Oil Ltd.	778,995	24,885,386
Marathon Petroleum Corp.	208,714	11,704,681
Noble Energy, Inc.	582,733	16,526,308
Occidental Petroleum Corp.	270,764	17,385,756
Spectra Energy Partners LP	140,071	6,216,351
		119,058,750
Road and Rail — 1.1%
Heartland Express, Inc.	565,742	14,188,809
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	352,171	18,344,587
Lam Research Corp.	69,845	12,924,119
Maxim Integrated Products, Inc.	395,008	18,845,832
Teradyne, Inc.	353,302	13,174,632
		63,289,170
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	146,030	14,486,176
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	834,493	12,267,047
Trading Companies and Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	145,626	11,004,957
TOTAL COMMON STOCKS (Cost $1,041,187,111)		1,235,732,813
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell Mid-Cap Value ETF (Cost $29,701,585)	418,350	35,530,466

TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $23,103,522), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $22,655,946)	22,654,153
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $8,292,803), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $8,130,230)	8,130,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,784,153)	30,784,153
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,101,672,849)	1,302,047,432
OTHER ASSETS AND LIABILITIES — 0.6%	7,460,445
TOTAL NET ASSETS — 100.0%	$1,309,507,877

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,936,188	CAD	25,889,899	Morgan Stanley	12/29/17	$175,203
EUR	275,414	USD	326,630	UBS AG	12/29/17	494
USD	5,804,577	EUR	4,897,261	UBS AG	12/29/17	(12,168)
USD	7,800,484	JPY	867,152,537	Credit Suisse AG	12/29/17	60,279
USD	539,731	NOK	4,255,077	JPMorgan Chase Bank N.A.	12/29/17	4,384
USD	278,171	NOK	2,187,845	JPMorgan Chase Bank N.A.	12/29/17	2,910
USD	383,637	NOK	3,006,563	JPMorgan Chase Bank N.A.	12/29/17	5,370
USD	423,962	NOK	3,316,189	JPMorgan Chase Bank N.A.	12/29/17	6,740
USD	415,257	NOK	3,235,023	JPMorgan Chase Bank N.A.	12/29/17	8,246
USD	314,022	NOK	2,444,839	JPMorgan Chase Bank N.A.	12/29/17	6,428
USD	275,041	NOK	2,146,210	JPMorgan Chase Bank N.A.	12/29/17	5,019
USD	368,261	NOK	2,866,300	JPMorgan Chase Bank N.A.	12/29/17	7,641
USD	201,018	NOK	1,569,405	JPMorgan Chase Bank N.A.	12/29/17	3,565
USD	539,728	NOK	4,250,105	JPMorgan Chase Bank N.A.	12/29/17	5,006
USD	265,596	NOK	2,105,125	JPMorgan Chase Bank N.A.	12/29/17	742
USD	474,131	NOK	3,756,607	JPMorgan Chase Bank N.A.	12/29/17	1,498
USD	527,796	NOK	4,198,514	JPMorgan Chase Bank N.A.	12/29/17	(434)
						$280,923

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,198,389,535	37,343,278	—
Exchange-Traded Funds	35,530,466	—	—
Temporary Cash Investments	—	30,784,153	—
	1,233,920,001	68,127,431	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	293,525	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,602	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2017

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 3.5%
Boeing Co. (The)	18,380	4,672,380
United Technologies Corp.	19,730	2,290,258
		6,962,638
Automobiles — 1.6%
Tesla, Inc.(1)	9,280	3,165,408
Banks — 2.5%
JPMorgan Chase & Co.	32,420	3,096,434
U.S. Bancorp	34,900	1,870,291
		4,966,725
Beverages — 1.5%
Constellation Brands, Inc., Class A	14,770	2,945,877
Biotechnology — 7.2%
Bluebird Bio, Inc.(1)	3,920	538,412
Celgene Corp.(1)	38,910	5,673,856
Gilead Sciences, Inc.	24,620	1,994,712
Ionis Pharmaceuticals, Inc.(1)	19,300	978,510
Kite Pharma, Inc.(1)	4,090	735,423
Regeneron Pharmaceuticals, Inc.(1)	9,690	4,332,593
		14,253,506
Chemicals — 3.1%
Ecolab, Inc.	18,540	2,384,429
Monsanto Co.	16,910	2,026,156
PPG Industries, Inc.	15,810	1,717,915
		6,128,500
Electrical Equipment — 1.2%
Acuity Brands, Inc.	13,580	2,325,982
Electronic Equipment, Instruments and Components — 1.8%
Cognex Corp.	8,820	972,670
Yaskawa Electric Corp.	78,200	2,477,520
		3,450,190
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	18,690	3,070,580
Health Care Equipment and Supplies — 4.5%
ABIOMED, Inc.(1)	4,790	807,594
Edwards Lifesciences Corp.(1)	10,300	1,125,893
IDEXX Laboratories, Inc.(1)	5,910	918,946
Intuitive Surgical, Inc.(1)	5,790	6,055,645
		8,908,078
Health Care Providers and Services — 3.9%
Cigna Corp.	5,410	1,011,345
UnitedHealth Group, Inc.	34,340	6,725,489
		7,736,834

Hotels, Restaurants and Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	2,630	809,593
Starbucks Corp.	59,750	3,209,173
Wynn Resorts Ltd.	11,260	1,676,839
		5,695,605
Insurance — 1.3%
MetLife, Inc.	47,690	2,477,496
Internet and Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)	9,000	8,652,150
Netflix, Inc.(1)	12,530	2,272,316
		10,924,466
Internet Software and Services — 12.5%
Alphabet, Inc., Class A(1)	5,830	5,676,788
Alphabet, Inc., Class C(1)	6,860	6,579,494
Baidu, Inc. ADR(1)	6,040	1,496,048
Facebook, Inc., Class A(1)	50,580	8,642,604
Tencent Holdings Ltd.	50,100	2,156,232
		24,551,166
IT Services — 8.0%
MasterCard, Inc., Class A	43,870	6,194,444
PayPal Holdings, Inc.(1)	32,300	2,068,169
Visa, Inc., Class A	70,710	7,441,520
		15,704,133
Machinery — 4.0%
Cummins, Inc.	12,100	2,033,163
Donaldson Co., Inc.	13,250	608,705
WABCO Holdings, Inc.(1)	16,490	2,440,520
Wabtec Corp.	35,770	2,709,578
		7,791,966
Media — 4.2%
Scripps Networks Interactive, Inc., Class A	7,990	686,261
Time Warner, Inc.	42,500	4,354,125
Walt Disney Co. (The)	33,180	3,270,553
		8,310,939
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	8,490	1,118,303
EOG Resources, Inc.	18,552	1,794,720
		2,913,023
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	35,150	3,790,576
Pharmaceuticals — 0.6%
Pfizer, Inc.	35,130	1,254,141
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	18,770	2,084,972
Semiconductors and Semiconductor Equipment — 2.9%
ams AG	16,220	1,175,860
Analog Devices, Inc.	12,550	1,081,433
Maxim Integrated Products, Inc.	32,460	1,548,667

Xilinx, Inc.	25,900	1,834,497
		5,640,457
Software — 5.1%
Adobe Systems, Inc.(1)	3,720	554,950
Microsoft Corp.	55,560	4,138,664
salesforce.com, Inc.(1)	33,990	3,175,346
Splunk, Inc.(1)	10,480	696,186
Tableau Software, Inc., Class A(1)	18,420	1,379,474
		9,944,620
Specialty Retail — 3.5%
O'Reilly Automotive, Inc.(1)	6,080	1,309,450
Ross Stores, Inc.	24,520	1,583,256
TJX Cos., Inc. (The)	53,670	3,957,089
		6,849,795
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	110,900	17,091,908
Textiles, Apparel and Luxury Goods — 1.3%
NIKE, Inc., Class B	43,420	2,251,327
Under Armour, Inc., Class C(1)	24,180	363,184
		2,614,511
Tobacco — 1.4%
Philip Morris International, Inc.	25,710	2,854,067
TOTAL COMMON STOCKS (Cost $77,081,032)		194,408,159
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $744,241)	6,020	752,861
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $1,111,140), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $1,089,614)		1,089,528
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $771,766), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $752,021)		752,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,841,528)		1,841,528
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $79,666,801)		197,002,548
OTHER ASSETS AND LIABILITIES — (0.2)%		(299,459)
TOTAL NET ASSETS — 100.0%		$196,703,089

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	337,287	CHF	325,779	Credit Suisse AG	12/29/17	$(1,169)
USD	866,745	JPY	96,616,100	Credit Suisse AG	12/29/17	4,350
						$3,181

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	188,598,547	5,809,612	—
Exchange-Traded Funds	752,861	—	—
Temporary Cash Investments	—	1,841,528	—
	189,351,408	7,651,140	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,350	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,169	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2017

VP Value - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%
Aerospace and Defense — 1.2%
Textron, Inc.	105,891	5,705,407
United Technologies Corp.	48,100	5,583,448
		11,288,855
Automobiles — 1.1%
General Motors Co.	126,854	5,122,364
Honda Motor Co. Ltd.	158,600	4,696,336
		9,818,700
Banks — 14.1%
Bank of America Corp.	851,970	21,588,920
BB&T Corp.	178,310	8,369,871
BOK Financial Corp.	33,370	2,972,600
Comerica, Inc.	55,770	4,253,020
Cullen/Frost Bankers, Inc.	19,800	1,879,416
JPMorgan Chase & Co.	312,819	29,877,343
M&T Bank Corp.	34,914	5,622,551
PNC Financial Services Group, Inc. (The)	95,212	12,831,721
U.S. Bancorp	335,572	17,983,303
Wells Fargo & Co.	480,732	26,512,370
		131,891,115
Beverages — 0.2%
PepsiCo, Inc.	21,061	2,346,827
Biotechnology — 0.1%
AbbVie, Inc.	15,660	1,391,548
Building Products — 1.1%
Johnson Controls International plc	252,511	10,173,668
Capital Markets — 4.2%
Ameriprise Financial, Inc.	19,040	2,827,630
Franklin Resources, Inc.	66,505	2,960,138
Goldman Sachs Group, Inc. (The)	43,486	10,314,444
Invesco Ltd.	165,096	5,784,964
Northern Trust Corp.	109,137	10,032,964
State Street Corp.	65,870	6,293,220
T. Rowe Price Group, Inc.	15,500	1,405,075
		39,618,435
Communications Equipment — 2.1%
Cisco Systems, Inc.	583,513	19,623,542
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class A(1)	50	13,737,000
Berkshire Hathaway, Inc., Class B(1)	32,534	5,964,133
		19,701,133
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	509,544	19,958,839
CenturyLink, Inc.	100,388	1,897,333

Level 3 Communications, Inc.(1)	54,760	2,918,160
Verizon Communications, Inc.	196,040	9,702,020
		34,476,352
Electric Utilities — 1.3%
Edison International	73,238	5,651,777
PG&E Corp.	96,269	6,554,956
		12,206,733
Electrical Equipment — 1.4%
Emerson Electric Co.	153,430	9,641,541
Hubbell, Inc.	33,130	3,843,743
		13,485,284
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(1)	163,939	6,829,698
TE Connectivity Ltd.	117,180	9,732,971
		16,562,669
Energy Equipment and Services — 3.9%
Baker Hughes a GE Co.	87,954	3,220,875
Halliburton Co.	117,386	5,403,278
Helmerich & Payne, Inc.	57,211	2,981,265
National Oilwell Varco, Inc.	209,990	7,502,943
Schlumberger Ltd.	254,650	17,764,384
		36,872,745
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	137,290	4,671,979
Food and Staples Retailing — 3.0%
CVS Health Corp.	129,950	10,567,534
Sysco Corp.	68,756	3,709,386
Wal-Mart Stores, Inc.	172,978	13,516,501
		27,793,421
Food Products — 3.5%
Conagra Brands, Inc.	259,423	8,752,932
General Mills, Inc.	108,580	5,620,101
Kellogg Co.	90,407	5,638,684
Mondelez International, Inc., Class A	312,856	12,720,725
		32,732,442
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	163,010	8,698,213
Koninklijke Philips NV	43,695	1,803,895
Medtronic plc	180,547	14,041,140
Zimmer Biomet Holdings, Inc.	75,476	8,837,485
		33,380,733
Health Care Providers and Services — 3.1%
Cardinal Health, Inc.	77,300	5,172,916
Express Scripts Holding Co.(1)	101,617	6,434,388
HCA Healthcare, Inc.(1)	51,730	4,117,191
LifePoint Health, Inc.(1)	132,583	7,676,556
McKesson Corp.	36,480	5,603,693
		29,004,744

Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	40,784	2,633,423
Household Products — 2.8%
Procter & Gamble Co. (The)	288,566	26,253,735
Industrial Conglomerates — 3.2%
General Electric Co.	1,222,334	29,556,036
Insurance — 3.5%
Aflac, Inc.	53,575	4,360,469
Chubb Ltd.	63,579	9,063,186
MetLife, Inc.	163,629	8,500,527
Reinsurance Group of America, Inc.	55,536	7,748,938
Unum Group	65,030	3,324,984
		32,998,104
Leisure Products — 0.7%
Mattel, Inc.	425,709	6,589,975
Metals and Mining — 0.5%
BHP Billiton Ltd.	216,030	4,368,522
Multiline Retail — 0.8%
Target Corp.	128,267	7,569,036
Oil, Gas and Consumable Fuels — 13.7%
Anadarko Petroleum Corp.	165,826	8,100,600
Apache Corp.	78,828	3,610,322
Chevron Corp.	175,820	20,658,850
Cimarex Energy Co.	44,793	5,091,620
ConocoPhillips	239,864	12,005,193
Devon Energy Corp.	221,867	8,144,738
EOG Resources, Inc.	62,602	6,056,117
EQT Corp.	108,628	7,086,891
Exxon Mobil Corp.	126,068	10,335,055
Imperial Oil Ltd.	83,983	2,682,879
Noble Energy, Inc.	401,795	11,394,906
Occidental Petroleum Corp.	239,698	15,391,009
Royal Dutch Shell plc, B Shares	126,120	3,877,722
TOTAL SA	247,902	13,315,179
		127,751,081
Pharmaceuticals — 9.6%
Allergan plc	42,060	8,620,197
Bristol-Myers Squibb Co.	31,500	2,007,810
Johnson & Johnson	157,791	20,514,408
Merck & Co., Inc.	327,862	20,993,004
Pfizer, Inc.	763,209	27,246,561
Roche Holding AG	19,700	5,029,008
Teva Pharmaceutical Industries Ltd. ADR	273,959	4,821,679
		89,232,667
Road and Rail — 1.0%
Heartland Express, Inc.	360,271	9,035,597
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	71,274	3,712,663
Intel Corp.	466,207	17,753,162

QUALCOMM, Inc.	163,070	8,453,549
Teradyne, Inc.	88,518	3,300,836
		33,220,210
Software — 2.3%
Microsoft Corp.	78,861	5,874,356
Oracle Corp. (New York)	319,923	15,468,277
		21,342,633
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	92,245	9,150,704
Lowe's Cos., Inc.	50,848	4,064,789
		13,215,493
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	9,418	1,451,502
Hewlett Packard Enterprise Co.	128,657	1,892,544
HP, Inc.	128,657	2,567,994
		5,912,040
Textiles, Apparel and Luxury Goods — 0.9%
Coach, Inc.	105,960	4,268,069
Ralph Lauren Corp.	44,180	3,900,652
		8,168,721
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	50,780	3,837,445
TOTAL COMMON STOCKS (Cost $800,180,023)		908,725,643
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $14,318,943), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $14,041,548)		14,040,436
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $10,111,615), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $9,912,281)		9,912,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,952,436)		23,952,436
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $824,132,459)		932,678,079
OTHER ASSETS AND LIABILITIES — 0.1%		1,025,966
TOTAL NET ASSETS — 100.0%		$933,704,045

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,337,364	AUD	4,204,484	JPMorgan Chase Bank N.A.	12/29/17	$42,654
USD	1,991,575	CAD	2,462,801	Morgan Stanley	12/29/17	16,667
USD	3,793,639	CHF	3,664,200	Credit Suisse AG	12/29/17	(13,151)
USD	11,484,278	EUR	9,689,166	UBS AG	12/29/17	(24,075)
USD	2,863,822	GBP	2,120,235	Morgan Stanley	12/29/17	14,960
USD	3,586,696	JPY	398,720,400	Credit Suisse AG	12/29/17	27,716
						$64,771

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	872,952,102	35,773,541	—
Temporary Cash Investments	—	23,952,436	—
	872,952,102	59,725,977	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	101,997	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	37,226	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2017